UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

John Mueller
Leuthold Weeden Capital Management
33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Name and address of agent for service)

612-332-9141
Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Item 1. Schedule of Investments.

Leuthold Core Investment Fund
Consolidated Schedule of Investments
June 30, 2013 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 63.90%
Aerospace & Defense - 0.02%
Embraer SA - ADR	3,327	$122,733

Air Freight & Logistics - 0.02%
Hyundai Glovis Co., Ltd. (b)	900	152,178

Airlines - 5.21%
AirAsia BHD (b)	226,800	228,205
Alaska Air Group, Inc. (a)	89,377	4,647,604
Asiana Airlines Inc. (a)(b)	32,000	146,345
Copa Holdings SA - Class A (b)	33,612	4,407,205
Delta Air Lines, Inc. (a)	320,842	6,002,954
Ryanair Holdings PLC - ADR	135,212	6,967,474
Southwest Airlines Co.	338,921	4,368,692
U.S. Airways Group, Inc. (a)	338,921	5,565,083
		32,333,562
Auto Components - 0.07%
Halla Visteon Climate Control Corp. (b)	5,800	183,324
Hyundai Mobis (b)	1,154	274,736
		458,060
Automobiles - 0.09%
Dongfeng Motor Group Co., Ltd. (b)	80,000	106,106
Hyundai Motor Co. (b)	946	185,539
Tata Motors, Ltd. - ADR	10,740	251,746
		543,391
Beverages - 0.04%
Tsingtao Brewery Co., Ltd. (b)	38,000	270,781

Building Products - 0.02%
China Lesso Group Holdings, Ltd. (b)	307,000	155,625

Chemicals - 0.05%
Aeci, Ltd. (b)	5,119	59,294
China BlueChemical, Ltd. (b)	198,000	120,373
China Lumena New Materials Corp. (b)	780,000	144,776
		324,443
Commercial Banks - 1.65%
Bangkok Bank PCL (b)	76,000	496,104
Bank of China, Ltd. (b)	1,235,000	505,936
China CITIC Bank Corp., Ltd. (b)	277,000	127,249
DBS Group Holdings, Ltd. (b)	40,000	486,716
Krung Thai Bank PCL (b)	266,000	172,865
Sberbank of Russia (b)	26,915	305,392
Security Bank Corp. (b)	35,920	125,604
Wells Fargo & Co.	195,051	8,049,755
		10,269,621
Commercial Services & Supplies - 0.01%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (b)	6,483	93,438

Computers & Peripherals - 3.31%
EMC Corp. (a)	162,967	$3,849,280
Lenovo Group, Ltd. (b)	644,000	579,664
Lite-On Technology Corp. (b)	144,000	251,706
Pegatron Corp. (a)(b)	239,000	392,519
SanDisk Corp. (a)	66,715	4,076,286
Seagate Technology PLC (b)	89,632	4,018,203
Synaptics, Inc. (a)	91,924	3,544,589
Western Digital Corp.	61,877	3,841,943
		20,554,190
Construction & Engineering - 0.02%
Wilson Bayly Holmes-Ovcon, Ltd. (b)	9,317	145,141

Construction Materials - 0.07%
China Shanshui Cement Group, Ltd. (b)	213,000	95,109
Indocement Tunggal Prakarsa Tbk PT (b)	47,500	116,636
Semen Indonesia Persero Tbk PT (b)	115,500	198,371
		410,116
Consumer Finance - 4.82%
American Express Co.	52,710	3,940,600
Capital One Financial Corp.	109,748	6,893,272
Discover Financial Services	186,648	8,891,911
Ezcorp, Inc. - Class A (a)	62,641	1,057,380
First Cash Financial Services, Inc. (a)	33,103	1,628,999
Portfolio Recovery Associates, Inc. (a)	14,769	2,268,961
SLM Corp.	229,427	5,244,701
		29,925,824
Distributors - 0.07%
Imperial Holdings, Ltd. (b)	4,963	105,355
Jardine Cycle & Carriage, Ltd. (b)	6,000	200,604
Xinhua Winshare Publishing and Media Co., Ltd. (b)	287,000	136,097
		442,056
Diversified Consumer Services - 2.42%
Apollo Group, Inc. - Class A (a)	184,866	3,275,826
Bright Horizons Family Solutions, Inc. (a)	52,473	1,821,338
Capella Education Co. (a)	44,307	1,845,387
DeVry, Inc.	124,772	3,870,427
New Oriental Education & Technology Group - ADR	190,723	4,224,514
		15,037,492
Diversified Financial Services - 3.36%
CBOE Holdings, Inc.	98,290	4,584,246
CME Group, Inc.	59,585	4,527,268
Fubon Financial Holding Co., Ltd. (b)	141,000	191,521
Interactive Brokers Group, Inc. - Class A	177,736	2,838,444
McGraw Hill Financial, Inc.	37,432	1,991,008
Moody’s Corp.	110,512	6,733,496
		20,865,983
Diversified Telecommunication Services - 0.12%
China Communications Services Corp., Ltd. (b)	232,000	145,537
China Telecom Corp., Ltd. - ADR	2,588	122,930
Hutchison Telecommunications Hong Kong Holdings, Ltd. (b)	134,000	70,647
Rostelecom OJSC - ADR (a)	9,369	149,993
Telekomunikasi Indonesia Persero Tbk PT - ADR	6,211	265,458
		754,565
Electric Utilities - 0.06%
PGE SA (b)	35,927	166,431
Tauron Polska Energia SA (b)	147,645	191,181
		357,612

Electronic Equipment, Instruments & Components - 0.07%
Delta Electronics Thailand PCL (b)	213,900	$275,182
Samsung Electro-Mechanics Co., Ltd. (b)	1,700	129,047
		404,229
Food & Staples Retailing - 5.00%
Costco Wholesale Corp.	68,243	7,545,629
CVS Caremark Corp.	201,927	11,546,186
Eurocash SA (b)	14,341	253,353
Grupo Comercial Chedraui SA de CV (b)	20,400	75,728
Magnit OJSC - GDR	5,654	322,766
Walgreen Co.	255,655	11,299,951
		31,043,613
Food Products - 0.12%
AVI, Ltd. (b)	25,400	152,993
Biostime International Holdings, Ltd. (b)	30,000	167,762
Lotte Food Co., Ltd. (b)	369	189,022
Tongaat Hulett, Ltd. (b)	16,484	209,280
		719,057
Gas Utilities - 0.03%
Perusahaan Gas Negara Persero Tbk PT (b)	293,500	169,670

Health Care Equipment & Supplies - 0.04%
Biosensors International Group, Ltd. (a)(b)	183,000	154,445
Mindray Medical International, Ltd. - ADR	2,787	104,373
		258,818
Health Care Providers & Services - 9.01%
Aetna, Inc.	45,071	2,863,811
Bangkok Dusit Medical Services PCL (b)	29,100	147,011
CIGNA Corp.	39,718	2,879,158
Community Health Systems, Inc.	104,910	4,918,181
Express Scripts Holding Co. (a)	117,387	7,241,604
HCA Holdings, Inc.	103,892	3,746,345
HealthSouth Corp. (a)	76,391	2,200,061
Humana, Inc.	39,723	3,351,827
Life Healthcare Group Holdings, Ltd. (b)	65,378	247,969
Magellan Health Services, Inc. (a)	46,853	2,627,516
Omnicare, Inc.	121,462	5,794,952
Quest Diagnostics, Inc.	53,728	3,257,529
Shanghai Pharmaceuticals Holding Co., Ltd. (a)(b)	110,800	207,128
UnitedHealth Group, Inc.	89,887	5,885,801
Universal Health Services, Inc. - Class B	68,497	4,586,559
WellCare Health Plans, Inc. (a)	37,686	2,093,457
WellPoint, Inc.	47,617	3,896,975
		55,945,884
Hotels Restaurants & Leisure - 0.05%
Genting Bhd (b)	55,700	183,420
SJM Holdings, Ltd. (b)	54,000	131,048
		314,468
Household Durables - 0.09%
Even Construtora e Incorporadora SA (b)	44,300	158,232
Ez Tec Empreendimentos e Participacoes SA (b)	9,400	114,712
Haier Electronics Group Co., Ltd. (b)	104,000	165,208
Steinhoff International Holdings, Ltd. (b)	58,857	145,973
		584,125
Independent Power Producers & Energy Traders - 0.01%
First Gen Corp. (a)(b)	115,200	45,205

Industrial Conglomerates - 0.03%
Bidvest Group, Ltd. (b)	4,572	$113,276
Sigdo Koppers SA (b)	31,767	63,146
		176,422
Insurance - 3.85%
American Financial Group, Inc.	76,391	3,736,284
American International Group, Inc. (a)	126,045	5,634,211
Assurant, Inc.	72,826	3,707,572
Brasil Insurance Participacoes e Administracao SA (b)	5,400	53,072
Genworth Financial, Inc. - Class A (a)	334,083	3,811,887
Hartford Financial Services Group, Inc.	186,903	5,779,041
Hyundai Marine & Fire Insurance Co., Ltd. (b)	5,170	136,889
LIG Insurance Co., Ltd. (b)	17,050	347,325
PICC Property & Casualty Co., Ltd. (b)	472,000	529,232
Powszechny Zaklad Ubezpieczen SA (b)	1,489	183,464
		23,918,977
Internet Software & Services - 0.20%
Baidu, Inc. - ADR (a)	2,566	242,564
NetEase, Inc. - ADR	5,442	343,771
NHN Corp. (a)(b)	1,188	301,616
Tencent Holdings, Ltd. (b)	9,400	367,044
		1,254,995
IT Services - 6.95%
Accenture PLC - Class A (b)	25,718	1,850,667
Alliance Data Systems Corp. (a)	11,704	2,118,775
Amdocs, Ltd.	49,399	1,832,209
Cielo SA (b)	13,920	348,788
Cognizant Technology Solutions Corp. - Class A (a)	24,445	1,530,502
Computer Sciences Corp.	63,404	2,775,193
Convergys Corp.	85,049	1,482,404
DST Systems, Inc.	24,700	1,613,651
Fiserv, Inc. (a)	30,047	2,626,408
FleetCor Technologies, Inc. (a)	22,408	1,821,770
Gartner, Inc. (a)	31,830	1,813,992
Global Payments, Inc.	33,357	1,545,096
International Business Machines Corp.	23,936	4,574,409
Jack Henry & Associates, Inc.	45,835	2,160,204
Mastercard, Inc. - Class A	7,894	4,535,103
Sapient Corp. (a)	160,421	2,095,098
Total System Services, Inc.	59,840	1,464,883
Visa, Inc. - Class A	28,519	5,211,847
Western Union Co.	102,364	1,751,448
		43,152,447
Life Sciences Tools & Services - 0.02%
WuXi PharmaTech Cayman, Inc. - ADR (a)	6,737	141,477

Media - 3.55%
Cheil Worldwide, Inc. (b)	7,394	158,725
Cyfrowy Polsat SA (a)(b)	46,712	260,784
Global Mediacom Tbk PT (b)	643,000	138,380
Interpublic Group of Cos, Inc.	579,043	8,425,076
Media Nusantara Citra Tbk PT (b)	514,500	161,662
Omnicom Group, Inc.	143,615	9,029,075
WPP PLC - ADR	45,071	3,848,613
		22,022,315

Oil, Gas & Consumable Fuels - 3.02%
China Petroleum & Chemical Corp. - ADR	4,175	$382,012
CNOOC, Ltd. - ADR	1,300	217,724
Cosan, Ltd. - Class A (b)	7,154	115,609
CVR Energy, Inc.	46,598	2,208,745
HollyFrontier Corp.	69,261	2,962,986
Lukoil OAO - ADR	5,419	310,554
Marathon Petroleum Corp.	49,399	3,510,293
Phillips 66	55,765	3,285,116
PTT PCL (b)	25,100	269,920
Sasol, Ltd. - ADR	3,216	139,285
Tesoro Corp.	59,585	3,117,487
Valero Energy Corp.	64,168	2,231,121
		18,750,852
Paper & Forest Products - 0.02%
Duratex SA (b)	21,500	122,852

Personal Products - 0.04%
AMOREPACIFIC Group (b)	802	244,140

Pharmaceuticals - 0.19%
Aspen Pharmacare Holdings, Ltd. (b)	9,798	225,234
Celltrion, Inc. (b)	3,100	112,783
China Shineway Pharmaceutical Group, Ltd. (b)	82,000	130,249
Dr. Reddy’s Laboratories, Ltd. - ADR	4,440	167,921
Kalbe Farma Tbk PT (b)	1,171,000	169,042
Richter Gedeon Nyrt (b)	683	102,095
Sino Biopharmaceutical (b)	428,000	276,489
		1,183,813
Real Estate Management & Development - 0.36%
Alam Sutera Realty Tbk PT (b)	1,513,000	113,669
Aliansce Shopping Centers SA (b)	24,100	205,644
BR Properties SA (b)	27,600	234,396
Bumi Serpong Damai PT (b)	2,481,000	447,278
Franshion Properties China, Ltd. (b)	434,000	144,344
K Wah International Holdings, Ltd. (b)	323,000	147,704
Megaworld Corp. (b)	1,507,000	114,594
Multiplan Empreendimentos Imobiliarios SA (b)	8,800	205,117
New World Development Co., Ltd. (b)	90,000	123,622
Shimao Property Holdings, Ltd. (b)	78,500	154,419
UOL Group, Ltd. (b)	30,000	158,592
Wing Tai Holdings, Ltd. (b)	111,000	178,940
		2,228,319
Road & Rail - 4.32%
Canadian Pacific Railway, Ltd. (b)	40,487	4,914,312
ComfortDelGro Corp., Ltd. (b)	131,000	188,261
CSX Corp.	165,768	3,844,160
Genesee & Wyoming, Inc. - Class A (a)	23,681	2,009,096
Kansas City Southern	30,302	3,210,800
Norfolk Southern Corp.	72,826	5,290,809
Union Pacific Corp.	47,872	7,385,692
		26,843,130
Semiconductors & Semiconductor Equipment - 0.32%
Epistar Corp. (b)	32,000	55,753
Formosa Sumco Technology Corp. (a)(b)	110,000	109,980
MediaTek, Inc. (b)	12,000	138,343
Parade Technologies, Ltd. (b)	14,000	110,266
Samsung Electronics Co., Ltd. (b)	754	881,294
Spreadtrum Communications, Inc. - ADR	15,594	409,343
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	7,960	145,827
Vanguard International Semiconductor Corp. (b)	99,000	111,246
		1,962,052

Software - 0.03%
Asseco Poland SA (b)	13,530	$173,077

Specialty Retail - 4.68%
Asbury Automotive Group, Inc. (a)	98,290	3,941,429
AutoZone, Inc. (a)	8,912	3,775,925
CarMax, Inc. (a)	85,049	3,925,862
Lithia Motors, Inc. - Class A	87,850	4,683,284
O’Reilly Automotive, Inc. (a)	51,691	5,821,440
Penske Automotive Group, Inc.	91,669	2,799,571
Williams-Sonoma, Inc.	73,081	4,084,497
		29,032,008
Textiles, Apparel & Luxury Goods - 0.04%
Grendene SA (b)	14,200	130,968
Shenzhou International Group Holdings, Ltd. (b)	40,000	115,250
		246,218
Thrifts & Mortgage Finance - 0.02%
Malaysia Building Society (b)	130,200	126,379

Transportation Infrastructure - 0.03%
Arteris SA (b)	17,716	157,918

Water Utilities - 0.04%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	15,336	159,648
Guangdong Investment, Ltd. (b)	96,000	83,183
		242,831
Wireless Telecommunication Services - 0.34%
Advanced Info Service PCL (b)	22,000	198,890
America Movil SAB de CV - ADR	16,122	350,654
China Mobile, Ltd. - ADR	6,446	333,709
ENTEL Chile SA (b)	11,489	192,218
Mobile Telesystems OJSC - ADR	17,026	322,472
MTN Group, Ltd. (b)	9,190	170,929
SK Telecom Co., Ltd. - ADR	7,890	160,404
SmarTone Telecommunications Holdings, Ltd. (b)	80,500	133,007
Tim Participacoes SA - ADR	6,751	125,569
Tower Bersama Infrastructure Tbk PT (a)(b)	297,000	155,095
		2,142,947
TOTAL COMMON STOCKS (Cost $330,019,215)		$396,825,049

PREFERRED STOCKS - 0.06%
Commercial Banks - 0.02%
Itau Unibanco Holding SA - ADR	8,284	$107,029

Food & Staples Retailing - 0.04%
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	5,272	239,665
TOTAL PREFERRED STOCKS (Cost $337,969)		$346,694

INVESTMENT COMPANIES - 12.21%
Exchange Traded Funds - 12.21%
CurrencyShares Japanese Yen Trust	39,348	$3,880,893
iShares CMBS ETF	10,760	550,804
iShares Core Total US Bond Market ETF	39,795	4,266,024
iShares JP Morgan USD Emerging Markets Bond ETF	29,775	3,261,256
iShares MBS ETF	213,173	22,432,195
iShares MSCI South Korea Capped ETF	7,585	403,522
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	17,598	1,806,787
PowerShares Build America Bond Portfolio	203,400	5,731,812
PowerShares International Corporate Bond Portfolio	33,720	933,707
PowerShares Senior Loan Portfolio	131,230	3,247,943
SPDR Barclays International Corporate Bond ETF	27,956	960,289
SPDR Barclays International Treasury Bond ETF	334,441	18,822,339
SPDR Barclays Short Term High Yield Bond ETF	48,269	1,456,758
SPDR Barclays Short Term International Treasury Bond ETF	52,283	1,820,494
Vanguard Mortgage-Backed Securities ETF	13,694	698,942
Vanguard Total Bond Market ETF	68,944	5,576,190
TOTAL INVESTMENT COMPANIES (Cost $79,066,402)		$75,849,955

	Troy Ounces
PRECIOUS METALS - 2.18%
Gold Bullion (a)(e)	11,028	$13,554,515
TOTAL PRECIOUS METALS (Cost $9,881,088)		$13,554,515

	Principal Amount
CORPORATE BONDS - 5.25%
Biotechnology - 0.24%
Amgen, Inc.
4.100%, 06/15/2021	$1,417,000	$1,485,859

Capital Markets - 0.43%
Goldman Sachs Group, Inc.
6.150%, 04/01/2018	2,339,000	2,635,679

Diversified Financial Services - 0.39%
JPMorgan Chase & Co.
3.150%, 07/05/2016	2,302,000	2,390,857

Diversified Telecommunication Services - 0.22%
Cellco Partnership / Verizon Wireless Capital LLC
5.550%, 02/01/2014	1,336,000	1,371,575

Electric Utilities - 0.47%
Duke Energy Corp.
3.950%, 09/15/2014	1,354,000	1,403,295
Oncor Electric Delivery Co., LLC
6.800%, 09/01/2018	1,268,000	1,532,282
		2,935,577
Health Care Providers & Services - 0.24%
Coventry Health Care, Inc.
5.950%, 03/15/2017	1,335,000	1,505,688

Industrial Conglomerates - 0.39%
General Electric Co.
5.250%, 12/06/2017	2,169,000	2,449,120

Internet & Catalog Retail - 0.38%
Expedia, Inc.
7.456%, 08/15/2018	2,026,000	2,337,576

Media - 0.36%
Time Warner Cable, Inc.
8.250%, 04/01/2019	$1,868,000	$2,249,061

Metals & Mining - 0.30%
Nabors Industries, Inc.
9.250%, 01/15/2019	1,500,000	1,861,090

Oil, Gas & Consumable Fuels - 1.04%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,709,000	1,916,941
Enterprise Products Operating, LLC
5.600%, 10/15/2014	1,105,000	1,169,751
Petrobras International Finance Co.
6.125%, 10/06/2016 (b)	1,714,000	1,873,733
Petrohawk Energy Corp.
7.250%, 08/15/2018	1,343,000	1,465,213
		6,425,638
Pharmaceuticals - 0.21%
Hospira, Inc.
6.050%, 03/30/2017	1,231,000	1,317,243

Real Estate Investment Trusts (REITs) - 0.24%
Vornado Realty LP
4.250%, 04/01/2015	1,451,000	1,510,581

Semiconductors & Semiconductor Equipment - 0.23%
KLA-Tencor Corp.
6.900%, 05/01/2018	1,244,000	1,448,154

Tobacco - 0.11%
Altria Group, Inc.
9.700%, 11/10/2018	495,000	658,056
TOTAL CORPORATE BONDS (Cost $31,754,180)		$32,581,754

UNITED STATES TREASURY OBLIGATIONS - 2.92%
United States Treasury Inflation Indexed Bonds - 0.63%
1.250%, 07/15/2020	3,625,216	$3,937,891

United States Treasury Notes - 2.29%
0.250%, 05/15/2016	3,850,000	3,809,093
1.375%, 09/30/2018	3,344,000	3,329,370
1.375%, 11/30/2018	3,800,000	3,773,875
1.000%, 11/30/2019	3,463,000	3,299,318
		14,211,656
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $18,818,341)		$18,149,547

FOREIGN GOVERNMENT BONDS - 1.50%
Mexico Government International Bond - 0.50%
5.625%, 01/15/2017 (b)	2,800,000	$3,112,200

Province of Manitoba Canada - 0.50%
1.750%, 05/30/2019 (b)	3,200,000	3,128,921

Province of Ontario Canada- 0.50%
4.000%, 10/07/2019 (b)	2,800,000	3,045,980
		6,174,901
TOTAL FOREIGN GOVERNMENT BONDS (Cost $9,654,003)		$9,287,101

RIGHTS - 0.00%	Shares
Real Estate Management & Development - 0.00%
New World Development (a)(f)(g)(h)	1,125	$–
TOTAL RIGHTS (Cost $0)		$–

SHORT-TERM INVESTMENTS - 2.63%
Money Market Funds - 2.63%
Fidelity Institutional Money Market Funds - Government Portfolio
0.01% (c)	16,312,343	$16,312,343
TOTAL SHORT-TERM INVESTMENTS (Cost $16,312,343)		$16,312,343

Total Investments (Cost $495,843,541) - 90.65%		$562,906,958
Other Assets in Excess of Liabilities - 9.35% (d)		58,078,394
TOTAL NET ASSETS - 100.00%		$620,985,352

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
GDR	Global Depository Recipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2013.
(d)	All of a portion of the assets have been committed as collateral for open securities sold short.
(e)
The Leuthold Core Investment Fund may invest up to 25% of total assets in its Subsidiary, Leuthold Core, Ltd. (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Leuthold Core Investment Fund and is therefore consolidated in the Fund’s schedule of investments herein. The Subsidiary was formed on November 26, 2008 and has been consolidated since its formation.  All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Fund invests in the Subsidiary in order to gain exposure to the investment returns of the commodities markets, including investments in metals, within the limitations of the federal tax law requirements applicable to regulated investment companies.

(f)	Restricted Security
(g)	The security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. due to a lack of market activity and observable inputs.
(h)	Illiquid security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund
Consolidated Schedule of Securities Sold Short (a)
June 30, 2013 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 10.11%
Air Freight & Logistics - 0.39%
Expeditors International of Washington, Inc.	26,130	$993,201
United Parcel Service, Inc. - Class B	12,432	1,075,120
UTI Worldwide, Inc.	21,730	357,893
		2,426,214
Beverages - 0.17%
Monster Beverage Corp.	17,031	1,034,974

Capital Markets - 0.18%
E*TRADE Financial Corp.	88,554	1,121,094

Chemicals - 0.22%
Cabot Corp.	17,998	673,485
Scotts Miracle-Gro Co. - Class A	14,031	677,838
		1,351,323
Commercial Banks - 0.28%
Commerce Bancshares, Inc.	15,798	688,161
First Horizon National Corp.	94,020	1,053,024
		1,741,185
Commercial Services & Supplies - 0.34%
Clean Harbors, Inc.	11,832	597,871
Iron Mountain, Inc.	28,596	760,939
Waste Connections, Inc.	18,664	767,837
		2,126,647
Communications Equipment - 0.29%
Palo Alto Networks, Inc.	19,231	810,779
Riverbed Technology, Inc.	64,091	997,256
		1,808,035
Computers & Peripherals - 0.34%
Diebold, Inc.	32,229	1,085,795
Stratasys, Ltd.	12,098	1,013,086
		2,098,881
Diversified Consumer Services - 0.16%
Sotheby’s	26,263	995,630

Diversified Telecommunication Services - 0.33%
Level 3 Communications, Inc.	44,227	932,305
TW Telecom, Inc.	38,995	1,097,319
		2,029,624
Electric Utilities - 0.14%
FirstEnergy Corp.	23,297	869,910

Energy Equipment & Services - 0.23%
SEACOR Holdings, Inc.	4,166	345,986
Weatherford International, Ltd.(b)	78,322	1,073,012
		1,418,998
Food & Staples Retailing - 0.17%
Fresh Market, Inc.	20,964	1,042,330

Gas Utilities - 0.08%
Piedmont Natural Gas Co., Inc.	15,098	509,406

Health Care Equipment & Supplies - 0.36%
Align Technology, Inc.	26,630	$986,375
Haemonetics Corp.	8,032	332,123
HeartWare International, Inc.	3,733	355,046
Volcano Corp.	31,296	567,396
		2,240,940
Health Care Technology - 0.31%
Athenahealth, Inc.	10,432	883,799
Cerner Corp.	10,799	1,037,676
		1,921,475
Hotels, Restaurants & Leisure - 0.46%
BJ’s Restaurants, Inc.	10,132	375,897
Hyatt Hotels Corp. - Class A	15,764	636,235
MGM Resorts International	64,324	950,709
Penn National Gaming, Inc.	17,464	923,147
		2,885,988
Independent Power Producers & Energy Traders - 0.16%
Calpine Corp.	47,827	1,015,367

Internet Software & Services - 0.31%
Facebook, Inc. - Class A	40,661	1,010,833
Rackspace Hosting, Inc.	24,397	924,402
		1,935,235
Machinery - 0.46%
Navistar International Corp.	29,463	817,893
Pentair, Ltd. (b)	20,131	1,161,357
SPX Corp.	12,365	890,033
		2,869,283
Metals & Mining - 0.44%
Carpenter Technology Corp.	14,831	668,433
Rio Tinto PLC - ADR	24,863	1,021,372
Turquoise Hill Resources, Ltd.(b)	52,126	309,107
United States Steel Corp.	42,727	749,005
		2,747,917
Multiline Retail - 0.16%
JC Penney Co., Inc.	56,359	962,612

Oil, Gas & Consumable Fuels - 1.63%
Cameco Corp. (b)	45,427	938,522
CONSOL Energy, Inc.	28,429	770,426
Encana Corp. (b)	60,025	1,016,823
EXCO Resources, Inc.	122,016	932,202
Halcon Resources Corp.	92,820	526,289
Kinder Morgan, Inc.	26,996	1,029,897
Laredo Petroleum Holdings, Inc.	17,898	367,983
Peabody Energy Corp.	50,193	734,826
Talisman Energy, Inc. (b)	85,188	973,699
Teekay Corp. (b)	10,332	419,789
Ultra Petroleum Corp.	30,829	611,031
Williams Companies, Inc.	27,663	898,218
WPX Energy, Inc.	47,727	903,949
		10,123,654
Professional Services - 0.06%
Advisory Board Co.	6,466	353,367

Real Estate Investment Trusts (REITs) - 0.37%
Colonial Properties Trust	15,265	$368,192
Digital Realty Trust, Inc.	14,865	906,765
Equity Residential	17,831	1,035,268
		2,310,225
Real Estate Management & Development - 0.15%
Brookfield Office Properties, Inc.	56,126	936,182

Semiconductors & Semiconductor Equipment - 0.35%
Cypress Semiconductor Corp.	99,819	1,071,058
Microchip Technology, Inc.	28,929	1,077,605
		2,148,663
Software - 0.89%
Concur Technologies, Inc.	12,132	987,302
Jive Software, Inc.	42,194	766,665
MicroStrategy, Inc. - Class A	7,932	689,767
QLIK Technologies, Inc.	34,762	982,722
ServiceNow, Inc.	23,963	967,865
Sourcefire, Inc.	19,931	1,107,167
		5,501,488
Specialty Retail - 0.17%
Select Comfort Corp.	43,227	1,083,269

Textiles, Apparel & Luxury Goods - 0.28%
Lululemon Athletica, Inc. (b)	11,898	779,557
Under Armour, Inc. - Class A	16,231	969,153
		1,748,710
Trading Companies & Distributors - 0.06%
Watsco, Inc.	4,233	355,403

Wireless Telecommunication Services - 0.17%
SBA Communications Corp. - Class A	14,398	1,067,180
TOTAL COMMON STOCKS (Proceeds $61,762,432)		$62,781,209

INVESTMENT COMPANIES - 0.71%
Exchange Traded Funds - 0.71%
SPDR Dow Jones Industrial Average ETF Trust	29,626	$4,408,349
TOTAL INVESTMENT COMPANIES (Proceeds $4,418,176)		$4,408,349

TOTAL SECURITIES SOLD SHORT
(Proceeds $66,180,608) - 10.82%		$67,189,558

Percentages are stated as a percent of net assets.
(a)	All securities sold short are non-income producing.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

Leuthold Core Investment Fund
Cost of investments	$496,113,110
Gross unrealized appreciation	$75,312,737
Gross unrealized depreciation	(8,518,889)
Net unrealized appreciation	$66,793,848

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2013
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2013:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$378,199,741	$18,625,308	$–	$396,825,049
Preferred Stocks	346,694	–	–	346,694
Exchange Traded Funds	75,849,955	–	–	75,849,955
Precious Metals	–	13,554,515	–	13,554,515
Corporate Bonds	–	32,581,754	–	32,581,754
United States Treasury Obligations	–	18,149,547	–	18,149,547
Foreign Government Bonds	–	9,287,101	–	9,287,101
Rights	–	–	0	0
Money Market Funds	16,312,343	–	–	16,312,343

Total Investments in Securities	$470,708,733	$92,198,225	$0	$562,906,958

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks - Short	$62,781,209	$–	$–	$62,781,209
Exchange Traded Funds - Short	4,408,349	–	–	4,408,349

Total Securities Sold Short	$67,189,558	$–	$–	$67,189,558

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. The following is a summary of transfers between Level 1 and Level 2 for the nine month period ended June 30, 2013:

Transfers into Level 1	$260,784
Transfers out of Level 1	(244,140)
Net Transfers in and/or out of Level 1	$16,644

Transfers into Level 2	$244,140
Transfers out of Level 2	(260,784)
Net Transfers in and/or out of Level 2	$(16,644)

The transfers were due to the adjustment of fair value of certain securities due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities at Fair Value
Balance as of September 30, 2012	$–
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	–
Purchases	–
Sales	–
Corporate Actions	0
Transfer in and/or out of Level 3	–
Balance as of June 30, 2013	$0

Change in unrealized appreciation (depreciation) during the period ended for Level 3 investments held at June 30, 2013:	$–

The security is classified as a Level 3 security due to a lack of of market activity and observable inputs. The security was acquired as a result of a corporate action.

Leuthold Asset Allocation Fund
Consolidated Schedule of Investments
June 30, 2013 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 64.06%
Aerospace & Defense - 1.14%
L-3 Communications Holdings, Inc.	10,227	$876,863
Raytheon Co.	13,638	901,744
Safran SA (b)	25,706	1,342,011
		3,120,618
Air Freight & Logistics - 0.44%
FedEx Corp.	12,199	1,202,577

Airlines - 0.84%
Delta Air Lines, Inc. (a)	67,154	1,256,451
Southwest Airlines Co.	80,922	1,043,085
		2,299,536
Auto Components - 0.94%
Cie Generale des Etablissements Michelin (b)	10,731	959,518
Magna International, Inc. (b)	22,679	1,615,198
		2,574,716
Automobiles - 0.64%
Dongfeng Motor Group Co., Ltd. (b)	326,000	432,380
Toyota Motor Corp. - ADR	10,910	1,316,401
		1,748,781
Beverages - 0.61%
Anheuser-Busch InBev NV - ADR	18,545	1,673,872

Biotechnology - 2.92%
Biogen Idec, Inc. (a)	8,862	1,907,102
Celgene Corp. (a)	19,883	2,324,522
Cubist Pharmaceuticals, Inc. (a)	18,700	903,210
Gilead Sciences, Inc. (a)	24,944	1,277,382
Myriad Genetics, Inc. (a)	26,304	706,789
United Therapeutics Corp. (a)	13,561	892,585
		8,011,590
Capital Markets - 1.90%
Aberdeen Asset Management PLC (b)	216,022	1,257,179
Ameriprise Financial, Inc.	14,105	1,140,812
BlackRock, Inc.	7,907	2,030,913
Goldman Sachs Group, Inc.	5,200	786,500
		5,215,404
Chemicals - 1.86%
Agrium, Inc. (b)	11,445	995,257
CF Industries Holdings, Inc.	2,867	491,690
Huntsman Corp.	35,579	589,188
LyondellBasell Industries NV - Class A (b)	21,107	1,398,550
Monsanto Co.	7,827	773,308
Valspar Corp.	13,064	844,849
		5,092,842
Commercial Banks - 2.70%
Banco Bilbao Vizcaya Argentaria SA - ADR	89,385	751,728
Banco Santander SA - ADR	137,587	890,188
Credicorp, Ltd. (b)	5,398	690,728
M&T Bank Corp.	14,219	1,588,973
Nordea Bank AB (b)	130,399	1,456,201
PNC Financial Services Group, Inc.	11,680	851,706
Sberbank of Russia (b)	52,066	590,768
Turkiye Vakiflar Bankasi Tao (b)	233,684	581,889
		7,402,181

Communications Equipment - 0.98%
Cisco Systems, Inc.	33,932	$824,887
QUALCOMM, Inc.	30,506	1,863,306
		2,688,193
Computers & Peripherals - 1.76%
Apple, Inc.	7,239	2,867,223
EMC Corp. (a)	49,663	1,173,040
SanDisk Corp. (a)	12,662	773,648
		4,813,911
Consumer Finance - 0.70%
Discover Financial Services	40,026	1,906,839

Distributors - 0.16%
Jardine Cycle & Carriage, Ltd. (b)	13,000	434,643

Diversified Consumer Services - 0.22%
New Oriental Education & Technology Group - ADR	27,407	607,065

Diversified Financial Services - 2.12%
Bank of America Corp.	89,506	1,151,047
Citigroup, Inc.	23,934	1,148,114
JPMorgan Chase & Co.	52,110	2,750,887
Moody’s Corp.	12,622	769,059
		5,819,107
Diversified Telecommunication Services - 0.74%
CenturyLink, Inc.	19,197	678,614
Verizon Communications, Inc.	26,665	1,342,316
		2,020,930
Electrical Equipment - 0.38%
Eaton Corp. PLC (b)	15,758	1,037,034

Electronic Equipment, Instruments & Components - 0.34%
Hitachi, Ltd. (b)	144,000	922,680

Energy Equipment & Services - 0.71%
Ensco PLC - Class A (b)	13,515	785,492
National Oilwell Varco, Inc.	16,750	1,154,075
		1,939,567
Food & Staples Retailing - 1.78%
BIM Birlesik Magazalar AS (b)	21,442	465,070
Costco Wholesale Corp.	7,845	867,422
CVS Caremark Corp.	32,029	1,831,418
Wal-Mart Stores, Inc.	23,001	1,713,344
		4,877,254
Food Products - 0.93%
Bunge, Ltd.	15,526	1,098,775
ConAgra Foods, Inc.	28,127	982,476
Viscofan SA (b)	9,595	480,400
		2,561,651
Health Care Equipment & Supplies - 0.24%
Zimmer Holdings, Inc.	8,719	653,402

Health Care Providers & Services - 1.87%
Aetna, Inc.	16,756	1,064,676
DaVita HealthCare Partners, Inc. (a)	7,817	944,294
HealthSouth Corp. (a)	35,419	1,020,067
UnitedHealth Group, Inc.	13,778	902,183
WellPoint, Inc.	14,538	1,189,790
		5,121,010

Hotels Restaurants & Leisure - 0.30%
Gtech Spa (b)	32,863	$822,314

Independent Power Producers & Energy Traders - 0.29%
AES Corp.	66,400	796,136

Industrial Conglomerates - 1.02%
General Electric Co.	36,645	849,798
Siemens AG - ADR	14,297	1,448,429
Turkiye Sise ve Cam Fabrikalari AS (b)	366,000	512,366
		2,810,593
Insurance - 2.43%
Allianz SE (b)	5,397	787,749
Aon PLC (b)	15,777	1,015,250
Berkshire Hathaway, Inc. - Class B (a)	19,753	2,210,756
Everest Re Group, Ltd. (b)	7,666	983,241
Prudential Financial, Inc.	10,471	764,697
Sun Life Financial, Inc. (b)	30,679	908,712
		6,670,405
Internet & Catalog Retail - 0.50%
Priceline.com, Inc. (a)	1,659	1,372,209

Internet Software & Services - 2.21%
Baidu, Inc. - ADR (a)	7,521	710,960
eBay, Inc. (a)	17,621	911,358
Google, Inc. - Class A (a)	3,362	2,959,804
Sohu.com, Inc. (a)(b)	10,851	668,639
Yahoo!, Inc. (a)	32,286	810,701
		6,061,462
IT Services - 2.74%
Accenture PLC - Class A (b)	8,862	637,710
Amadeus IT Holding SA - Class A (b)	19,774	632,867
Amdocs, Ltd.	18,187	674,556
Cognizant Technology Solutions Corp. - Class A (a)	10,468	655,401
International Business Machines Corp.	7,579	1,448,423
Mastercard, Inc. - Class A	3,013	1,730,968
Visa, Inc. - Class A	9,532	1,741,973
		7,521,898
Machinery - 0.48%
Oshkosh Corp. (a)	16,979	644,692
Valmont Industries, Inc.	4,675	668,946
		1,313,638
Media - 1.83%
Comcast Corp. - Class A	41,910	1,755,191
Publicis Groupe SA (b)	13,535	963,946
The Walt Disney Co.	22,123	1,397,067
WPP PLC - ADR	10,682	912,136
		5,028,340
Metals & Mining - 0.43%
BHP Billiton, Ltd. - ADR	11,120	641,179
Grupo Mexico SAB de CV - Class B (b)	183,500	531,065
		1,172,244
Multi-Utilities - 0.55%
Alliant Energy Corp.	13,450	678,149
Ameren Corp.	24,382	839,716
		1,517,865
Office Electronics - 0.28%
Canon, Inc. - ADR	23,480	771,788

Oil, Gas & Consumable Fuels - 5.09%
Chevron Corp.	29,186	$3,453,871
ConocoPhillips	28,918	1,749,539
Cosan, Ltd. - Class A (b)	44,515	719,362
Exxon Mobil Corp.	16,904	1,527,277
HollyFrontier Corp.	10,524	450,217
Phillips 66	10,564	622,325
PTT PCL (b)	45,400	488,221
Royal Dutch Shell PLC - ADR	20,374	1,299,861
Sasol, Ltd. - ADR	10,855	470,130
Statoil ASA - ADR	42,136	871,794
Total SA - ADR	47,277	2,302,390
		13,954,987
Pharmaceuticals - 4.25%
Allergan, Inc.	11,559	973,730
Eli Lilly & Co.	27,002	1,326,338
GlaxoSmithKline PLC - ADR	9,591	479,262
Merck & Co., Inc.	37,418	1,738,066
Novo Nordisk A/S - ADR	11,442	1,773,167
Pfizer, Inc.	67,485	1,890,255
Richter Gedeon Nyrt (b)	3,532	527,968
Shire PLC - ADR	12,273	1,167,285
Sino Biopharmaceutical (b)	1,004,000	648,586
Teva Pharmaceutical Industries, Ltd. - ADR	28,847	1,130,802
		11,655,459
Real Estate Investment Trusts (REITs) - 6.58%
American Tower Corp.	10,690	782,187
Apartment Investment & Management Co. - Class A	50,397	1,513,926
Ashford Hospitality Trust, Inc.	46,579	533,330
Associated Estates Realty Corp.	21,126	339,706
Brandywine Realty Trust	69,232	936,017
CBL & Associates Properties, Inc.	63,378	1,357,557
Chesapeake Lodging Trust	17,308	359,833
Coresite Realty Corp.	12,217	388,623
Corporate Office Properties Trust	40,215	1,025,482
Corrections Corp. of America	16,035	543,105
CubeSmart	46,833	748,391
DuPont Fabros Technology, Inc.	27,998	676,152
Geo Group, Inc.	21,889	743,131
Host Hotels & Resorts, Inc.	64,905	1,094,947
LaSalle Hotel Properties	52,178	1,288,797
Lexington Realty Trust	65,923	769,981
Omega Healthcare Investors, Inc.	57,523	1,784,363
Parkway Properties, Inc.	21,889	366,860
Pennsylvania Real Estate Investment Trust	19,090	360,419
Ramco-Gershenson Properties Trust	35,634	553,396
RLJ Lodging Trust	26,471	595,333
Sabra Health Care REIT, Inc.	15,272	398,752
Spirit Realty Capital, Inc.	19,344	342,776
STAG Industrial, Inc.	18,326	365,604
Winthrop Realty Trust	15,272	183,722
		18,052,390
Road & Rail - 0.73%
Canadian Pacific Railway, Ltd. (b)	9,857	1,196,443
West Japan Railway Co. (b)	18,900	801,554
		1,997,997
Semiconductors & Semiconductor Equipment - 0.96%
Broadcom Corp. - Class A	29,044	980,525
Samsung Electronics Co., Ltd. (b)	1,414	1,652,718
		2,633,243

Software - 1.75%
Activision Blizzard, Inc.	35,558	$507,057
Microsoft Corp.	48,300	1,667,799
Oracle Corp.	45,019	1,382,984
Symantec Corp. (a)	54,996	1,235,760
		4,793,600
Specialty Retail - 2.43%
ABC-Mart, Inc. (b)	22,900	892,544
Bed Bath & Beyond, Inc. (a)	14,111	1,000,470
Foot Locker, Inc.	32,950	1,157,534
The Home Depot, Inc.	28,201	2,184,731
TJX Cos, Inc.	28,535	1,428,462
		6,663,741
Textiles, Apparel & Luxury Goods - 0.24%
Christian Dior SA (b)	4,100	661,755

Tobacco - 0.44%
Philip Morris International, Inc.	13,929	1,206,530

Trading Companies & Distributors - 0.18%
Mitsubishi Corp. (b)	28,800	492,011

Transportation Infrastructure - 0.22%
Airports of Thailand PCL (b)	111,700	603,646

Wireless Telecommunication Services - 1.21%
China Mobile, Ltd. - ADR	15,152	784,419
Crown Castle International Corp. (a)	12,915	934,917
Turkcell Iletisim Hizmetleri AS - ADR (a)	53,194	764,398
Vodafone Group PLC - ADR	29,316	842,542
		3,326,276
TOTAL COMMON STOCKS (Cost $150,580,862)		$175,645,930

INVESTMENT COMPANIES - 10.47%
Exchange Traded Funds - 10.47%
iShares CMBS ETF	9,935	$508,572
iShares JP Morgan USD Emerging Markets Bond ETF	6,165	675,252
iShares MBS ETF	66,256	6,972,119
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	7,967	817,972
PowerShares Build America Bond Portfolio	115,571	3,256,791
PowerShares Emerging Markets Sovereign Debt Portfolio	9,784	267,201
PowerShares Senior Loan Portfolio	65,567	1,622,783
SPDR Barclays International Treasury Bond ETF	22,937	1,290,895
SPDR Barclays Short Term High Yield Bond ETF	26,656	804,478
Vanguard FTSE Emerging Markets ETF	20,727	803,793
Vanguard FTSE Europe ETF	32,789	1,579,446
Vanguard Mega Cap ETF	45,912	2,509,091
Vanguard Mortgage-Backed Securities ETF	67,329	3,436,472
Vanguard REIT ETF	60,825	4,179,894
TOTAL INVESTMENT COMPANIES (Cost $29,479,528)		$28,724,759

PRECIOUS METALS - 3.36%	Troy Ounces
Gold Bullion (a)(e)	7,492	$9,207,841
TOTAL PRECIOUS METALS (Cost $6,712,412)		$9,207,841

	Principal Amount
CORPORATE BONDS - 8.92%
Capital Markets - 0.82%
Goldman Sachs Group, Inc.
6.150%, 04/01/2018	$1,987,000	$2,239,031

Computers & Peripherals - 0.68%
Hewlett-Packard Co.
4.750%, 06/02/2014	1,800,000	1,856,347

Diversified Financial Services - 0.74%
JPMorgan Chase & Co.
3.150%, 07/05/2016	1,956,000	2,031,502

Diversified Telecommunication Services - 0.71%
AT&T, Inc.
5.100%, 09/15/2014	1,853,000	1,946,980

Electric Utilities - 0.47%
Oncor Electric Delivery Co., LLC
6.800%, 09/01/2018	1,078,000	1,302,681

Health Care Providers & Services - 0.46%
Coventry Health Care, Inc.
5.950%, 03/15/2017	1,134,000	1,278,989

Industrial Conglomerates - 0.76%
General Electric Co.
5.250%, 12/06/2017	1,843,000	2,081,018

Internet & Catalog Retail - 0.38%
Expedia, Inc.
7.456%, 08/15/2018	895,000	1,032,641

Media - 0.70%
Time Warner Cable, Inc.
8.250%, 04/01/2019	1,587,000	1,910,739

Oil, Gas & Consumable Fuels - 1.99%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,452,000	1,628,671
Enterprise Products Operating, LLC
5.600%, 10/15/2014	939,000	994,024
Petrobras International Finance Co.
6.125%, 10/06/2016 (b)	1,456,000	1,591,689
Petrohawk Energy Corp.
7.250%, 08/15/2018	1,141,000	1,244,831
		5,459,215
Semiconductors & Semiconductor Equipment - 0.45%
KLA-Tencor Corp.
6.900%, 05/01/2018	1,057,000	1,230,465

Tobacco - 0.20%
Altria Group, Inc.
9.700%, 11/10/2018	421,000	559,680

Wireless Telecommunication Services - 0.56%
Rogers Communications, Inc.
6.375%, 03/01/2014 (b)	1,488,000	1,543,562
TOTAL CORPORATE BONDS (Cost $23,813,613)		$24,472,850

UNITED STATES TREASURY OBLIGATIONS - 6.69%
United States Treasury Inflation Indexed Bonds - 1.21%
1.250%, 07/15/2020	$2,132,480	$2,316,406
0.125%, 01/15/2022	1,027,380	1,006,271
		3,322,677
United States Treasury Notes - 5.48%
0.250%, 05/15/2016	3,300,000	3,264,937
0.625%, 11/30/2017	3,700,000	3,607,211
1.375%, 09/30/2018	2,700,000	2,688,188
1.375%, 11/30/2018	1,655,000	1,643,622
0.875%, 07/31/2019	1,200,000	1,143,000
1.000%, 11/30/2019	2,800,000	2,667,655
		15,014,613
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $18,973,427)		$18,337,290

FOREIGN GOVERNMENT BONDS - 2.57%
Province of Manitoba Canada - 1.74%
1.300%, 04/03/2017 (b)	2,500,000	$2,512,500
1.750%, 05/30/2019 (b)	2,300,000	2,248,912
		4,761,412
Province of Ontario Canada - 0.83%
4.000%, 10/07/2019 (b)	2,100,000	2,284,485
TOTAL FOREIGN GOVERNMENT BONDS (Cost $7,284,088)		$7,045,897

SHORT-TERM INVESTMENTS - 4.00%	Shares
Money Market Funds - 4.00%
Fidelity Institutional Money Market Funds - Government Portfolio
0.01% (c)(d)	10,958,120	$10,958,120
TOTAL SHORT-TERM INVESTMENTS (Cost $10,958,120)		$10,958,120

Total Investments (Cost $247,802,050) - 100.07%		$274,392,687
Liabilities in Excess of Other Assets - (0.07)%		(193,042)
TOTAL NET ASSETS - 100.00%		$274,199,645

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2013.
(d)	All or a portion of the assets have been committed as collateral for futures contracts.
(e)
The Leuthold Asset Allocation Fund may invest up to 25% of total assets in its Subsidiary, Leuthold Asset Allocation, Ltd. (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Leuthold Asset Allocation Fund and is therefore consolidated in the Fund’s schedule of investments herein. The Subsidiary was formed on November 26, 2008 and has been consolidated since its formation.  All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Fund invests in the Subsidiary in order to gain exposure to the investment returns of the commodities markets, including investments in metals, within the limitations of the federal tax law requirements applicable to regulated investment companies.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Asset Allocation Fund
Consolidated Schedule of Futures Contracts
June 30, 2013 (Unaudited)
				Unrealized
		Expiration	Notional	Appreciation/
	Contracts	Date	Amount	(Depreciation)
LONG FUTURES CONTRACTS
E-Mini S&P 500	45	Sept 13	$3,657,865	$(43,015)

TOTAL LONG FUTURES CONTACTS			$3,657,865	$(43,015)

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

Leuthold Asset Allocation Fund
Cost of investments	$249,506,248
Gross unrealized appreciation	$30,583,293
Gross unrealized depreciation	(5,696,854)
Net unrealized appreciation	$24,886,439

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2013
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2013:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$157,409,067	$18,236,863	$–	$175,645,930
Exchange Traded Funds	28,724,759	–	–	28,724,759
Precious Metals	–	9,207,841	–	9,207,841
Corporate Bonds	–	24,472,850	–	24,472,850
United States Treasury Obligations	–	18,337,290	–	18,337,290
Foreign Government Bonds	–	7,045,897	–	7,045,897
Money Market Funds	10,958,120	–	–	10,958,120

Total Investments in Securities	$197,091,946	$77,300,741	$–	$274,392,687

Futures Contracts at Fair Value	Level 1	Level 2	Level 3	Total
Long Futures Contracts	$–	$(43,015)	$–	$(43,015)
Total Futures Contracts	$–	$(43,015)	$–	$(43,015)

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

The following table presents the fair value of open futures contracts, held long or sold short by the Leuthold Asset Allocation Fund, at June 30, 2013:

					Net Unrealized Gain/(Loss) on
	Fair Value - Long Positions		Fair Value - Short Positions		Open
Futures Contracts	Assets	Liabilities	Assets	Liabilities	Positions
Stock Index	$–	$(43,015)	$–	$–	$(43,015)
Total Futures Contracts	$–	$(43,015)	$–	$–	$(43,015)

The average monthly notional amount of futures contracts held by the Leuthold Asset Allocation Fund during the nine month period ended June 30, 2013 were as follows:

Long Positions
Futures Contracts	$3,051,586

The following table presents the trading results of derivative trading and information related to the volume of the Leuthold Asset Allocation Fund for the nine month period ended June 30, 2013:

Futures Contracts	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Number of Contracts Closed
Stock Index	$46,524	$(43,015)	69
Total Futures Contracts	$46,524	$(43,015)	69

Leuthold Global Fund
Consolidated Schedule of Investments
June 30, 2013 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 61.60%
Aerospace & Defense - 0.83%
Alliant Techsystems, Inc.	14,530	$1,196,255
L-3 Communications Holdings, Inc.	19,433	1,666,185
		2,862,440
Airlines - 4.95%
Alaska Air Group, Inc. (a)	24,486	1,273,272
China Eastern Airlines Corp., Ltd. (a)(b)	1,274,000	391,852
China Southern Airlines Co., Ltd. (a)(b)	902,000	361,552
Copa Holdings SA - Class A (b)	11,441	1,500,144
Delta Air Lines, Inc. (a)	126,510	2,367,002
easyJet PLC (b)	101,408	1,998,857
JetBlue Airways Corp. (a)	328,272	2,068,114
Ryanair Holdings PLC - ADR	30,070	1,549,507
Southwest Airlines Co.	98,704	1,272,294
U.S. Airways Group, Inc. (a)	144,831	2,378,125
United Continental Holdings, Inc. (a)	41,290	1,291,964
Westjet Airlines, Ltd. (b)	27,454	600,401
		17,053,084
Auto Components - 5.55%
Brembo SpA (b)	43,456	775,218
Cie Generale des Etablissements Michelin (b)	23,761	2,124,601
Continental AG (a)(b)	17,991	2,398,351
Dana Holding Corp.	65,216	1,256,060
GKN PLC (b)	261,725	1,198,026
Lear Corp.	25,397	1,535,503
Leoni AG (b)	23,783	1,179,452
Magna International, Inc. (b)	30,509	2,172,851
Plastic Omnium SA (b)	16,849	914,098
Showa Corp. (b)	102,200	1,315,761
Sumitomo Rubber Industries, Ltd. (b)	72,500	1,183,498
Tianneng Power International, Ltd. (b)	770,000	307,496
TRW Automotive Holdings Corp. (a)	41,566	2,761,645
		19,122,560
Automobiles - 3.16%
Daihatsu Motor Co. Ltd. (b)	33,000	625,045
Dongfeng Motor Group Co., Ltd. (b)	396,000	525,223
Ford Motor Co.	88,330	1,366,465
Geely Automobile Holdings, Ltd. (b)	1,155,000	495,892
General Motors Co. (a)	42,445	1,413,843
Hyundai Motor Co. (b)	6,276	1,230,916
Kia Motors Corp. (a)(b)	24,950	1,347,357
Nissan Motor Co., Ltd. (b)	127,500	1,277,883
Tata Motors, Ltd. - ADR	37,192	871,780
Thor Industries, Inc.	13,837	680,504
Volkswagen AG (b)	5,408	1,051,445
		10,886,353
Capital Markets - 0.80%
Apollo Investment Corp.	108,574	840,363
KKR & Co. LP	96,759	1,902,282
		2,742,645

Chemicals - 1.64%
Alent PLC (b)	100,474	$498,471
Chr. Hansen Holding A/S (b)	52,314	1,789,760
Dongyue Group (b)	1,549,000	614,496
Innophos Holdings, Inc.	16,661	785,899
Rockwood Holdings, Inc.	30,828	1,973,917
		5,662,543
Commercial Banks - 3.60%
BB&T Corp.	32,279	1,093,612
Fifth Third Bancorp	123,971	2,237,677
Huntington Bancshares, Inc.	289,409	2,280,543
KeyCorp	112,168	1,238,335
PNC Financial Services Group, Inc.	16,079	1,172,481
SunTrust Banks, Inc.	55,403	1,749,073
Synovus Financial Corp.	365,188	1,066,349
Webster Financial Corp.	60,986	1,566,120
		12,404,190
Containers & Packaging - 0.67%
Graphic Packaging Holding Co. (a)	130,654	1,011,262
Smurfit Kappa Group PLC (b)	78,361	1,306,917
		2,318,179
Diversified Financial Services - 0.96%
Investor AB - Class B (b)	60,974	1,636,594
Leucadia National Corp.	63,843	1,673,964
		3,310,558
Diversified Telecommunication Services - 0.43%
Asia Pacific Telecom Co., Ltd. (a)(b)	1,470,521	674,641
Telekom Malaysia Bhd (b)	470,400	803,975
		1,478,616
Electronic Equipment, Instruments & Components - 3.89%
Arrow Electronics, Inc. (a)	33,272	1,325,889
Avnet, Inc. (a)	39,144	1,315,239
Daeduck GDS Co., Ltd. (b)	44,990	793,490
FUJIFILM Holdings Corp. (b)	75,900	1,669,318
Hexagon AB - Class B (b)	56,631	1,513,825
Hon Hai Precision Industry Co., Ltd. (b)	660,000	1,613,060
Jabil Circuit, Inc.	68,637	1,398,822
Samsung SDI Co., Ltd. (b)	13,257	1,573,673
Sanmina Corp. (a)	78,415	1,125,255
SYNNEX Corp. (a)	25,229	1,066,682
		13,395,253
Food & Staples Retailing - 4.40%
Aeon Co., Ltd. (b)	168,100	2,209,045
Arcs Co., Ltd. (b)	46,200	901,647
Casey’s General Stores, Inc.	36,895	2,219,603
Delhaize Group SA (b)	47,885	2,960,350
Matsumotokiyoshi Holdings Co., Ltd. (b)	38,500	1,111,491
Migros Ticaret AS (a)(b)	80,340	822,026
Safeway, Inc.	104,925	2,482,525
Wal-Mart Stores, Inc.	33,048	2,461,746
		15,168,433
Gas Utilities - 0.42%
Osaka Gas Co., Ltd. (b)	340,000	1,435,619

Household Durables - 0.44%
Helen of Troy, Ltd. (a)(b)	27,498	1,055,098
TCL Multimedia Technology Holdings, Ltd. (b)	792,000	463,577
		1,518,675

Insurance - 10.61%
Ageas (b)	34,880	$1,223,877
Allianz SE (b)	14,980	2,186,489
Allstate Corp.	33,147	1,595,034
American International Group, Inc. (a)	54,644	2,442,587
Assurant, Inc.	24,805	1,262,822
Baloise Holding AG (b)	13,340	1,295,650
Catlin Group, Ltd. (b)	119,685	909,340
Endurance Specialty Holdings, Ltd. (b)	24,355	1,253,065
Everest Re Group, Ltd. (b)	16,882	2,165,285
Genworth Financial, Inc. - Class A (a)	167,251	1,908,334
Gjensidige Forsikring ASA (b)	65,679	967,594
Hannover Rueckversicherung SE (b)	29,674	2,133,763
Liberty Holdings, Ltd. (b)	78,340	948,951
Montpelier Re Holdings, Ltd. (b)	39,720	993,397
Muenchener Rueckversicherungs AG (b)	12,507	2,297,683
PartnerRe, Ltd. (b)	23,487	2,126,983
Platinum Underwriters Holdings, Ltd. (b)	18,639	1,066,523
Powszechny Zaklad Ubezpieczen SA (b)	8,165	1,006,032
SCOR SE (b)	70,778	2,172,337
Swiss Re AG (b)	28,322	2,107,182
Talanx AG (b)	32,305	1,018,471
Topdanmark A/S (a)(b)	41,166	1,047,739
Validus Holdings, Ltd. (b)	53,336	1,926,496
Vienna Insurance Group AG Wiener Versicherung Gruppe (b)	10,672	495,065
		36,550,699
Media - 6.09%
Aimia, Inc. (b)	34,943	522,966
CBS Corp. - Class B	27,333	1,335,764
CyberAgent, Inc. (b)	280	536,144
DIRECTV (a)	19,268	1,187,294
Hakuhodo DY Holdings, Inc. (b)	13,280	930,113
Havas SA (b)	89,570	574,217
Interpublic Group of Cos, Inc.	198,535	2,888,684
ITV PLC (b)	656,125	1,398,903
Liberty Media Corp. - Class A (a)	8,243	1,044,883
Metropole Television SA (b)	66,953	1,077,318
Omnicom Group, Inc.	45,739	2,875,611
Publicis Groupe SA (b)	31,619	2,251,866
REA Group, Ltd. (b)	16,943	426,966
Starz - Class A (a)	8,243	182,170
TV Asahi Corp. (b)	68,200	1,474,456
WPP PLC - ADR	26,478	2,260,956
		20,968,311
Oil, Gas & Consumable Fuels - 2.63%
Bangchak Petroleum PCL (b)	627,600	694,768
Delek US Holdings, Inc.	23,718	682,604
HollyFrontier Corp.	25,156	1,076,174
Marathon Petroleum Corp.	21,386	1,519,689
Parkland Fuel Corp. (b)	32,224	525,168
Phillips 66	26,736	1,575,018
Tesoro Corp.	19,659	1,028,559
Valero Energy Corp.	38,488	1,338,228
Western Refining, Inc.	22,696	637,077
		9,077,285

Paper & Forest Products - 2.58%
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	2,484,000	$48,040
Domtar Corp. (b)	31,395	2,087,768
Hokuetsu Kishu Paper Co., Ltd. (b)	246,500	1,051,127
KapStone Paper and Packaging Corp.	37,535	1,508,156
Norbord, Inc. (b)	32,868	951,006
Resolute Forest Products, Inc. (a)(b)	38,970	513,235
Schweitzer-Mauduit International, Inc.	54,572	2,722,051
		8,881,383
Real Estate Management & Development - 0.26%
Beijing Capital Land, Ltd. (b)	1,100,000	399,561
Brasil Brokers Participacoes SA (b)	163,800	482,294
		881,855
Road & Rail - 3.88%
AMERCO	7,001	1,133,462
Canadian National Railway Co. (b)	21,079	2,050,354
CSX Corp.	93,550	2,169,424
DSV A/S (b)	40,214	979,618
Norfolk Southern Corp.	23,190	1,684,753
Ryder System, Inc.	15,827	962,123
Stagecoach Group PLC (b)	229,809	1,101,251
TransForce, Inc. (b)	21,355	417,272
Union Pacific Corp.	11,320	1,746,450
Werner Enterprises, Inc.	46,358	1,120,473
		13,365,180
Semiconductors & Semiconductor Equipment - 3.19%
Cirrus Logic, Inc. (a)	45,312	786,616
CSR PLC (b)	77,255	633,064
Iljin Display Co., Ltd. (b)	39,410	557,697
Intel Corp.	92,852	2,248,876
Magnachip Semiconductor Corp. (a)(b)	40,083	732,316
NVIDIA Corp.	113,616	1,594,033
Radiant Opto-Electronics Corp. (b)	135,000	440,330
Samsung Electronics Co., Ltd. (b)	1,669	1,950,768
Sigurd Microelectronics Corp. (b)	563,000	454,663
Spreadtrum Communications, Inc. - ADR	60,633	1,591,616
		10,989,979
Wireless Telecommunication Services - 0.62%
DiGi.Com Bhd (b)	8	12
Freenet AG (b)	50,347	1,097,782
T-Mobile US, Inc. (a)	42,258	1,048,421
		2,146,215
TOTAL COMMON STOCKS (Cost $185,569,045)		$212,220,055

PREFERRED STOCKS - 1.13%
Automobiles - 0.47%
Porsche Automobil Holding SE (b)	20,827	$1,608,306

Containers & Packaging - 0.23%
Klabin SA (b)	163,800	804,557

Media - 0.43%
ProSiebenSat.1 Media AG (b)	34,279	1,470,228
TOTAL PREFERRED STOCKS (Cost $3,431,601)		$3,883,091

INVESTMENT COMPANIES - 12.85%
Exchange Traded Funds - 12.85%
CurrencyShares Japanese Yen Trust	26,018	$2,566,155
iShares CMBS ETF	13,500	691,065
iShares JP Morgan USD Emerging Markets Bond ETF	26,152	2,864,428
iShares MBS ETF	92,428	9,726,199
Market Vectors Emerging Markets Local Currency Bond ETF	41,800	1,014,068
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	13,381	1,373,827
PowerShares Build America Bond Portfolio	112,726	3,176,619
PowerShares International Corporate Bond Portfolio	36,500	1,010,685
PowerShares Senior Loan Portfolio	34,020	841,995
SPDR Barclays International Corporate Bond ETF	30,200	1,037,370
SPDR Barclays International Treasury Bond ETF	273,343	15,383,744
SPDR Barclays Short Term High Yield Bond ETF	27,533	830,946
SPDR Barclays Short Term International Treasury Bond ETF	78,546	2,734,972
WisdomTree Emerging Markets Local Debt Fund	21,000	1,008,840
TOTAL INVESTMENT COMPANIES (Cost $45,711,017)		$44,260,913

PRECIOUS METALS - 2.13%	Troy Ounces
Gold Bullion (a)(g)	5,980	$7,349,929
TOTAL PRECIOUS METALS (Cost $6,139,596)		$7,349,929

CORPORATE BONDS - 3.99%	Principal Amount
Biotechnology - 0.22%
Amgen, Inc.
4.100%, 06/15/2021	$731,000	$766,523

Diversified Financial Services - 0.34%
JPMorgan Chase & Co.
3.150%, 07/05/2016	1,120,000	1,163,232

Diversified Telecommunication Services - 0.19%
Cellco Partnership / Verizon Wireless Capital LLC
5.550%, 02/01/2014	631,000	647,802

Electric Utilities - 0.42%
Duke Energy Corp.
3.950%, 09/15/2014	640,000	663,301
Oncor Electric Delivery Co., LLC
6.800%, 09/01/2018	654,000	790,309
		1,453,610
Industrial Conglomerates - 0.34%
General Electric Co.
5.250%, 12/06/2017	1,025,000	1,157,376

Internet & Catalog Retail - 0.32%
Expedia, Inc.
7.456%, 08/15/2018	970,000	1,119,175

Media - 0.31%
Time Warner Cable, Inc.
8.250%, 04/01/2019	883,000	1,063,127

Metals & Mining - 0.26%
Nabors Industries, Inc.
9.250%, 01/15/2019	709,000	879,675

Oil, Gas & Consumable Fuels - 0.90%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	$808,000	$906,313
Enterprise Products Operating, LLC
5.600%, 10/15/2014	523,000	553,647
Petrobras International Finance Co.
6.125%, 10/06/2016 (b)	810,000	885,486
Petrohawk Energy Corp.
7.250%, 08/15/2018	692,000	754,972
		3,100,418
Pharmaceuticals - 0.18%
Hospira, Inc.
6.050%, 03/30/2017	581,000	621,704

Real Estate Investment Trusts (REITs) - 0.22%
Vornado Realty LP
4.250%, 04/01/2015	745,000	775,591

Semiconductors & Semiconductor Equipment - 0.20%
KLA-Tencor Corp.
6.900%, 05/01/2018	588,000	684,497

Tobacco - 0.09%
Altria Group, Inc.
9.700%, 11/10/2018	233,000	309,752
TOTAL CORPORATE BONDS (Cost $13,468,584)		$13,742,482

UNITED STATES TREASURY OBLIGATIONS - 3.26%
United States Treasury Notes - 3.26%
1.375%, 11/30/2015	7,990,000	$8,159,787
0.250%, 05/15/2016	1,750,000	1,731,406
1.375%, 11/30/2018	1,350,000	1,340,719
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $11,248,589)		$11,231,912

FOREIGN GOVERNMENT BONDS - 4.04%
Canadian Government - 0.92%
2.500%, 06/01/2015 (b)	CAD 3,250,000	$3,164,926

Mexico Government International Bond - 0.68%
5.625%, 01/15/2017 (b)	USD 2,100,000	2,334,150

New Zealand Government - 0.94%
6.000%, 12/15/2017 (b)	NZD 3,800,000	3,258,127

Norwegian Government - 0.89%
4.250%, 05/19/2017 (b)	NOK 17,000,000	3,065,141

Province of Manitoba Canada - 0.61%
1.300%, 04/03/2017 (b)	USD 2,100,000	2,110,500
TOTAL FOREIGN GOVERNMENT BONDS (Cost $14,151,656)		$13,932,844

SHORT-TERM INVESTMENTS - 4.10%	Shares
Money Market Funds - 4.10%
Fidelity Institutional Money Market Funds - Government Portfolio
0.01% (c)(f)	14,141,115	$14,141,115
TOTAL SHORT-TERM INVESTMENTS (Cost $14,141,115)		$14,141,115

Total Investments (Cost $293,861,203) - 93.10%		$320,762,341
Other Assets in Excess of Liabilities - 6.90% (f)		23,766,564
TOTAL NET ASSETS - 100.00%		$344,528,905

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
CAD	Canadian Dollar
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	U.S. Dollar
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2013.
(d)	Illiquid Security. The fair value of these securities total $48,040 which represent 0.01% of total net assets.
(e)	The security is currently being fair valued in accordance with procedures established by the Board of Directors of the Leuthold Funds due to a halt in trading of the security on January 26, 2011.
(f)	All of a portion of the assets have been committed as collateral for open securities sold short.
(g)
The Leuthold Global Fund may invest up to 25% of total assets in its Subsidiary, Leuthold Global, Ltd. (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Leuthold Global Fund and is therefore consolidated in the Fund’s schedule of investments herein. The Subsidiary was formed on November 26, 2008 and has been consolidated since its formation.  All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Fund invests in the Subsidiary in order to gain exposure to the investment returns of the commodities markets, including investments in metals, within the limitations of the federal tax law requirements applicable to regulated investment companies.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

		Percentage
	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
June 30, 2013
Australian Dollar	$426,966	0.13%
Brazilian Real	1,286,851	0.40
British Pound	7,737,911	2.41
Canadian Dollar	6,181,739	1.93
Danish Kroner	3,817,117	1.19
Euro	32,317,834	10.08
Hong Kong Dollar	3,607,689	1.12
Japanese Yen	15,721,147	4.90
Malaysian Ringgit	803,987	0.25
New Taiwan Dollar	3,182,694	0.99
New Turkish Lira	822,026	0.26
New Zealand Dollar	3,258,127	1.02
Norwegian Krone	4,032,735	1.26
Polish Zloty	1,006,032	0.31
South African Rand	948,951	0.30
South Korea Won	7,453,901	2.32
Swedish Krona	3,150,419	0.98
Swiss Franc	3,402,832	1.06
Thai Baht	694,768	0.22
US Dollar	213,558,686	66.58
	313,412,412	97.71%
Precious Metals	7,349,929	2.29%
Total Investments	$320,762,341	100.00%

		Percentage
	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
June 30, 2013
Australia	$426,966	0.13%
Austria	495,065	0.15
Belgium	4,184,227	1.30
Bermuda	11,496,187	3.58
Brazil	1,286,851	0.40
Britain	9,089,528	2.83
Canada	15,116,447	4.71
Cayman Islands	885,486	0.28
China	3,932,340	1.23
Denmark	3,817,117	1.19
France	9,114,437	2.84
Germany	16,441,970	5.13
Hong Kong	1,266,965	0.40
India	871,780	0.27
Ireland	2,856,424	0.89
Italy	775,218	0.24
Japan	15,721,147	4.90
Malaysia	803,987	0.25
Mexico	2,334,150	0.73
New Zealand	3,258,127	1.02
Norway	4,032,735	1.26
Panama	1,500,144	0.47
Poland	1,006,032	0.31
South Africa	948,951	0.30
South Korea	8,186,217	2.55
Sweden	3,150,419	0.98
Switzerland	3,402,832	1.06
Taiwan	3,182,694	0.99
Thailand	694,768	0.22
Turkey	822,026	0.26
United States	182,311,175	56.84
	313,412,412	97.71%
Precious Metals	7,349,929	2.29%
Total Investments	$320,762,341	100.00%

Leuthold Global Fund
Consolidated Schedule of Securities Sold Short (a)
June 30, 2013 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 7.42%
Air Freight & Logistics - 0.09%
United Parcel Service, Inc. - Class B	3,541	$306,226

Beverages - 0.11%
Boston Beer, Inc. - Class A	2,190	373,702

Capital Markets - 0.22%
ICAP PLC (b)	40,818	225,371
Lazard, Ltd. - Class A (b)	8,758	281,570
UBS AG (b)	15,476	262,318
		769,259
Chemicals - 0.32%
Mexichem SAB de CV (b)	55,400	229,725
PetroLogistics LP	20,909	277,044
Praxair, Inc.	2,595	298,840
Taiyo Nippon Sanso Corp. (b)	41,000	282,736
		1,088,345
Communications Equipment - 0.23%
Palo Alto Networks, Inc.	5,150	217,124
Riverbed Technology, Inc.	20,017	311,465
Wi-Lan, Inc. (b)	56,348	259,853
		788,442
Construction & Engineering - 0.08%
Toyo Engineering Corp (b)	68,000	292,523

Construction Materials - 0.08%
James Hardie Industries PLC (b)	32,357	277,848

Electric Utilities - 0.07%
CPFL Energia SA - ADR	13,894	254,121

Electrical Equipment - 0.15%
Nidec Corp. (b)	4,100	286,845
Toyo Tanso Co., Ltd. (b)	12,200	215,417
		502,262
Energy Equipment and Services - 0.09%
FMC Technologies, Inc.	5,636	313,812

Food Products - 0.19%
Grupo Bimbo SAB de CV (b)	121,600	368,813
Tingyi Cayman Islands Holding Corp. (b)	108,000	280,306
		649,119
Health Care Providers & Services - 0.17%
Catamaran Corp.	5,731	278,948
VCA Antech, Inc.	11,543	301,157
		580,105
Health Care Technology - 0.26%
Athenahealth, Inc.	3,257	275,933
Cerner Corp.	3,257	312,965
M3, Inc. (b)	135	302,801
		891,699

Hotels, Restaurants & Leisure - 0.09%
Domino’s Pizza Group PLC (b)	29,451	$300,235

Household Products - 0.08%
Church & Dwight Co., Inc.	4,649	286,890

Internet & Catalog Retail - 0.11%
Amazon.com, Inc.	1,311	364,052

Internet Software & Services - 0.26%
Facebook, Inc. - Class A	12,570	312,490
OpenTable, Inc.	4,406	281,764
Opera Software ASA (b)	36,885	285,346
		879,600
Machinery - 0.08%
MAN SE (b)	2,636	287,376

Marine - 0.27%
China Shipping Development Co., Ltd. (b)	702,000	305,572
Mitsui O.S.K. Lines, Ltd. (b)	68,000	264,257
Nippon Yusen KK (b)	135,000	357,193
		927,022
Media - 0.07%
Seven West Media, Ltd. (b)	144,106	250,181

Metals & Mining - 0.67%
Carpenter Technology Corp.	7,812	352,087
Cia Siderurgica Nacional SA - ADR	50,590	140,134
Compass Minerals International, Inc.	3,217	271,933
HudBay Minerals, Inc. (b)	36,452	241,234
Kyoei Steel, Ltd. (b)	18,900	277,585
Minera Frisco SAB de CV (b)	89,200	267,240
Rio Tinto PLC - ADR	7,366	302,595
Sandfire Resources NL (b)	40,183	188,325
Turquoise Hill Resources, Ltd. (b)	47,630	282,446
		2,323,579
Oil, Gas & Consumable Fuels - 0.91%
ARC Resources, Ltd. (b)	13,948	365,112
Buru Energy, Ltd. (b)	119,345	132,508
Cameco Corp. (b)	14,935	308,557
EV Energy Partner LP	5,596	209,123
Halcon Resources Corp.	45,454	257,724
Kinder Morgan, Inc.	7,609	290,284
MEG Energy Corp. (b)	8,826	241,945
Pembina Pipeline Corp. (b)	8,434	258,064
Range Resources Corp.	5,041	389,770
Trilogy Energy Corp. (b)	12,354	368,846
Williams Companies, Inc.	9,596	311,582
		3,133,515
Personal Products - 0.08%
Hengan International Group Co., Ltd. (b)	26,800	291,185

Pharmaceuticals - 0.09%
Bristol-Myers Squibb Co.	6,596	294,775

Professional Services - 0.28%
Advisory Board Co.	7,042	$384,845
Corporate Executive Board Co.	4,825	305,037
IHS, Inc. - Class A	2,717	283,600
		973,482
Real Estate Management & Development - 0.08%
Kennedy-Wilson Holdings, Inc.	16,787	279,336

Semiconductors & Semiconductor Equipment - 0.28%
Advantest Corp. (b)	20,300	334,479
Aixtron SE (b)	17,030	285,719
Tokyo Electron, Ltd. (b)	6,800	343,804
		964,002
Software - 0.59%
Blackbaud, Inc.	8,772	285,704
Fortinet, Inc.	12,110	211,925
RealPage, Inc.	17,395	319,024
Red Hat, Inc.	6,204	296,675
ServiceNow, Inc.	7,272	293,716
Sourcefire, Inc.	5,785	321,357
Ultimate Software Group, Inc.	2,541	298,034
		2,026,435
Specialty Retail - 0.51%
Fast Retailing Co., Ltd. (b)	1,400	472,506
Five Below, Inc.	8,556	314,519
Francesca’s Holdings Corp.	12,367	343,679
Sports Direct International PLC (b)	36,317	305,622
Ulta Salon Cosmetics & Fragrance, Inc.	3,244	324,919
		1,761,245
Textiles, Apparel & Luxury Goods - 0.29%
Lululemon Athletica, Inc. (b)	4,501	294,906
Under Armour, Inc. - Class A	5,988	357,543
Wolverine World Wide, Inc.	6,217	339,510
		991,959
Thrifts & Mortgage Finance - 0.08%
TFS Financial Corp.	25,680	287,616

Tobacco - 0.37%
Altria Group, Inc.	9,231	322,993
Imperial Tobacco Group PLC (b)	8,650	299,937
Reynolds American, Inc.	7,136	345,168
Vector Group, Ltd.	19,368	314,149
		1,282,247
Water Utilities - 0.17%
Beijing Enterprises Water Group, Ltd. (b)	838,000	298,131
Pennon Group PLC (b)	29,235	286,518
		584,649
TOTAL COMMON STOCKS (Proceeds $25,458,643)		$25,576,844

INVESTMENT COMPANIES - 1.27%
Exchange Traded Funds - 1.27%
iShares MSCI EAFE ETF	34,884	$2,001,644
iShares MSCI Emerging Markets ETF	30,897	1,191,697
iShares MSCI South Korea Capped ETF	10,137	539,288
iShares MSCI Taiwan ETF	47,089	626,284
TOTAL INVESTMENT COMPANIES (Proceeds $4,438,001)		$4,358,913

TOTAL SECURITIES SOLD SHORT
(Proceeds $29,896,644) - 8.69%		$29,935,757

Percentages are stated as a percent of net assets.

(a)	All securities sold short are non-income producing.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

Leuthold Global Fund
Cost of investments	$294,668,141
Gross unrealized appreciation	$34,255,821
Gross unrealized depreciation	(8,161,621)
Net unrealized appreciation	$26,094,200

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2013
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2013:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$130,540,809	$81,631,206	$48,040	$212,220,055
Preferred Stocks	804,557	3,078,534	–	3,883,091
Exchange Traded Funds	44,260,913	–	–	44,260,913
Precious Metals	–	7,349,929	–	7,349,929
Corporate Bonds	–	13,742,482	–	13,742,482
United States Treasury Obligations	–	11,231,912	–	11,231,912
Foreign Government Bonds	–	13,932,844	–	13,932,844
Money Market Funds	14,141,115	–	–	14,141,115

Total Investments in Securities	$189,747,394	$130,966,907	$48,040	$320,762,341

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks - Short	$17,846,515	$7,730,329	$–	$25,576,844
Exchange Traded Funds - Short	4,358,913	–	–	4,358,913

Total Securities Sold Short	$22,205,428	$7,730,329	$–	$29,935,757

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There were transfers from Level 2 to Level 1 of total investments in the amount of $803,975 during the nine month period ended June 30, 2013. The transfers were due to the adjustment of fair value of certain securities due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities at Fair Value
Balance as of September 30, 2012	$48,052
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	(12)
Purchases	–
Sales	–
Transfer in and/or out of Level 3	–
Balance as of June 30, 2013	$48,040

Change in unrealized appreciation (depreciation) during the period ended for Level 3 investments held at June 30, 2013:	$(12)

The security is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95. Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period the discount was 95%.

Leuthold Select Industries Fund
Schedule of Investments
June 30, 2013 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 96.81%
Airlines - 8.38%
Alaska Air Group, Inc. (a)	2,148	$111,696
Copa Holdings SA - Class A (b)	818	107,256
Delta Air Lines, Inc. (a)	7,797	145,882
Ryanair Holdings PLC - ADR	3,279	168,967
Southwest Airlines Co.	8,240	106,214
U.S. Airways Group, Inc. (a)	8,217	134,923
		774,938
Commercial Banks - 2.09%
Wells Fargo & Co.	4,678	193,061

Computers & Peripherals - 5.07%
EMC Corp. (a)	3,955	93,417
SanDisk Corp. (a)	1,618	98,860
Seagate Technology PLC (b)	2,177	97,595
Synaptics, Inc. (a)	2,238	86,297
Western Digital Corp.	1,503	93,321
		469,490
Consumer Finance - 7.83%
American Express Co.	1,284	95,992
Capital One Financial Corp.	2,645	166,133
Discover Financial Services	4,510	214,856
Ezcorp, Inc. - Class A (a)	1,582	26,704
First Cash Financial Services, Inc. (a)	787	38,728
Portfolio Recovery Associates, Inc. (a)	359	55,153
SLM Corp.	5,549	126,850
		724,416
Diversified Consumer Services - 3.98%
Apollo Group, Inc. - Class A (a)	4,488	79,527
Bright Horizons Family Solutions, Inc. (a)	1,366	47,414
Capella Education Co. (a)	1,079	44,940
DeVry, Inc.	3,032	94,053
New Oriental Education & Technology Group - ADR	4,639	102,754
		368,688
Diversified Financial Services - 5.39%
CBOE Holdings, Inc.	2,370	110,537
CME Group, Inc.	1,437	109,183
Interactive Brokers Group, Inc. - Class A	4,288	68,479
McGraw Hill Financial, Inc.	902	47,978
Moody’s Corp.	2,668	162,561
		498,738
Food & Staples Retailing - 7.94%
Costco Wholesale Corp.	1,651	182,551
CVS Caremark Corp.	4,877	278,867
Walgreen Co.	6,176	272,979
		734,397
Health Care Providers & Services - 14.42%
Aetna, Inc.	1,094	69,513
CIGNA Corp.	961	69,663
Community Health Systems, Inc.	2,522	118,231
Express Scripts Holding Co. (a)	2,851	175,878
HCA Holdings, Inc.	2,499	90,114
HealthSouth Corp. (a)	1,842	53,050
Humana, Inc.	933	78,727

Magellan Health Services, Inc. (a)	1,141	$63,987
Omnicare, Inc.	2,966	141,508
Quest Diagnostics, Inc.	1,322	80,153
UnitedHealth Group, Inc.	2,133	139,669
Universal Health Services, Inc. - Class B	1,651	110,551
WellCare Health Plans, Inc. (a)	910	50,550
WellPoint, Inc.	1,131	92,561
		1,334,155
Insurance - 6.02%
American Financial Group, Inc.	1,883	92,098
American International Group, Inc. (a)	3,087	137,989
Assurant, Inc.	1,795	91,384
Genworth Financial, Inc. - Class A (a)	8,240	94,018
Hartford Financial Services Group, Inc.	4,583	141,706
		557,195
IT Services - 11.12%
Accenture PLC - Class A (b)	619	44,543
Alliance Data Systems Corp. (a)	275	49,783
Amdocs, Ltd.	1,185	43,952
Cognizant Technology Solutions Corp. - Class A (a)	589	36,877
Computer Sciences Corp.	1,539	67,362
Convergys Corp.	2,156	37,579
DST Systems, Inc.	589	38,479
Fiserv, Inc. (a)	719	62,848
FleetCor Technologies, Inc. (a)	545	44,309
Gartner, Inc. (a)	764	43,540
Global Payments, Inc.	795	36,824
International Business Machines Corp.	581	111,035
Jack Henry & Associates, Inc.	1,093	51,513
Mastercard, Inc. - Class A	191	109,729
Sapient Corp. (a)	3,845	50,216
Total System Services, Inc.	1,422	34,811
Visa, Inc. - Class A	680	124,270
Western Union Co.	2,423	41,458
		1,029,128
Media - 5.56%
Interpublic Group of Cos, Inc.	13,973	203,307
Omnicom Group, Inc.	3,470	218,159
WPP PLC - ADR	1,085	92,648
		514,114
Oil, Gas & Consumable Fuels - 4.46%
CVR Energy, Inc.	1,108	52,519
HollyFrontier Corp.	1,674	71,614
Marathon Petroleum Corp.	1,169	83,069
Phillips 66	1,345	79,234
Tesoro Corp.	1,414	73,981
Valero Energy Corp.	1,513	52,607
		413,024
Road & Rail - 6.95%
Canadian Pacific Railway, Ltd. (b)	978	118,710
CSX Corp.	3,944	91,461
Genesee & Wyoming, Inc. - Class A (a)	581	49,292
Kansas City Southern	741	78,516
Norfolk Southern Corp.	1,758	127,719
Union Pacific Corp.	1,147	176,959
		642,657

Specialty Retail - 7.60%
Asbury Automotive Group, Inc. (a)	2,387	$95,719
AutoZone, Inc. (a)	214	90,670
CarMax, Inc. (a)	2,068	95,459
Lithia Motors, Inc. - Class A	2,132	113,657
O’Reilly Automotive, Inc. (a)	1,256	141,451
Penske Automotive Group, Inc.	2,217	67,707
Williams-Sonoma, Inc.	1,758	98,254
		702,917
TOTAL COMMON STOCKS (Cost $7,209,761)		$8,956,918

SHORT-TERM INVESTMENTS - 3.51%
Money Market Funds - 3.51%
Fidelity Institutional Money Market Funds - Government Portfolio
0.01% (c)	325,263	$325,263
TOTAL SHORT-TERM INVESTMENTS (Cost $325,263)		$325,263

Total Investments (Cost $7,535,024) - 100.32%		$9,282,181
Liabilities in Excess of Other Assets - (0.32)%		(29,864)
TOTAL NET ASSETS - 100.00%		$9,252,317

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

Leuthold Select Industries Fund
Cost of investments	$7,541,726
Gross unrealized appreciation	$1,789,721
Gross unrealized depreciation	(49,266)
Net unrealized appreciation	$1,740,455

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2013
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2013:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$8,956,918	$–	$–	$8,956,918
Money Market Funds	325,263	–	–	325,263

Total Investments in Securities	$9,282,181	$–	$–	$9,282,181

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Leuthold Global Industries Fund
Schedule of Investments
June 30, 2013 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 98.32%
Aerospace & Defense - 1.33%
Alliant Techsystems, Inc.	669	$55,079
L-3 Communications Holdings, Inc.	904	77,509
		132,588
Airlines - 7.90%
Alaska Air Group, Inc. (a)	1,123	58,396
China Eastern Airlines Corp., Ltd. (a)(b)	60,000	18,455
China Southern Airlines Co., Ltd. (a)(b)	42,000	16,835
Copa Holdings SA - Class A (b)	525	68,838
Delta Air Lines, Inc. (a)	5,877	109,959
easyJet PLC (b)	4,647	91,597
JetBlue Airways Corp. (a)	15,060	94,878
Ryanair Holdings PLC - ADR	1,380	71,111
Southwest Airlines Co.	4,528	58,366
U.S. Airways Group, Inc. (a)	6,645	109,111
United Continental Holdings, Inc. (a)	1,894	59,263
Westjet Airlines, Ltd. (b)	1,258	27,512
		784,321
Auto Components - 8.88%
Brembo SpA (b)	1,992	35,536
Cie Generale des Etablissements Michelin (b)	1,089	97,373
Continental AG (a)(b)	825	109,979
Dana Holding Corp.	2,992	57,626
GKN PLC (b)	11,995	54,906
Lear Corp.	1,199	72,492
Leoni AG (b)	1,090	54,056
Magna International, Inc. (b)	1,400	99,708
Plastic Omnium SA (b)	772	41,883
Showa Corp. (b)	4,800	61,797
Sumitomo Rubber Industries, Ltd. (b)	3,400	55,502
Tianneng Power International, Ltd. (b)	36,000	14,376
TRW Automotive Holdings Corp. (a)	1,907	126,701
		881,935
Automobiles - 5.15%
Daihatsu Motor Co. Ltd. (b)	2,000	37,881
Dongfeng Motor Group Co., Ltd. (b)	18,000	23,874
Ford Motor Co.	4,052	62,684
Geely Automobile Holdings, Ltd. (b)	55,000	23,614
General Motors Co. (a)	1,947	64,855
Hyundai Motor Co. (b)	292	57,270
Kia Motors Corp. (a)(b)	1,160	62,643
Nissan Motor Co., Ltd. (b)	5,900	59,133
Tata Motors, Ltd. - ADR	1,706	39,989
Thor Industries, Inc.	635	31,229
Volkswagen AG (b)	248	48,217
		511,389

Capital Markets - 1.27%
Apollo Investment Corp.	4,981	$38,553
KKR & Co. LP	4,439	87,271
		125,824
Chemicals - 2.62%
Alent PLC (b)	4,605	22,846
Chr. Hansen Holding A/S (b)	2,398	82,040
Dongyue Group (b)	72,000	28,563
Innophos Holdings, Inc.	764	36,038
Rockwood Holdings, Inc.	1,414	90,538
		260,025
Commercial Banks - 5.73%
BB&T Corp.	1,481	50,176
Fifth Third Bancorp	5,688	102,668
Huntington Bancshares, Inc.	13,277	104,623
KeyCorp	5,146	56,812
PNC Financial Services Group, Inc.	738	53,815
SunTrust Banks, Inc.	2,542	80,251
Synovus Financial Corp.	16,754	48,922
Webster Financial Corp.	2,798	71,853
		569,120
Containers & Packaging - 1.07%
Graphic Packaging Holding Co. (a)	5,994	46,394
Smurfit Kappa Group PLC (b)	3,591	59,891
		106,285
Diversified Financial Services - 1.53%
Investor AB - Class B (b)	2,794	74,993
Leucadia National Corp.	2,929	76,799
		151,792
Diversified Telecommunication Services - 0.69%
Asia Pacific Telecom Co., Ltd. (a)(b)	67,000	30,738
Telekom Malaysia Bhd (b)	21,900	37,430
		68,168
Electronic Equipment, Instruments & Components - 6.12%
Arrow Electronics, Inc. (a)	1,502	59,855
Avnet, Inc. (a)	1,767	59,371
Daeduck GDS Co., Ltd. (b)	2,040	35,979
FUJIFILM Holdings Corp. (b)	3,500	76,978
Hexagon AB - Class B (b)	2,592	69,288
Hon Hai Precision Industry Co., Ltd. (b)	29,000	70,877
Jabil Circuit, Inc.	3,099	63,158
Samsung SDI Co., Ltd. (b)	607	72,054
Sanmina Corp. (a)	3,604	51,717
SYNNEX Corp. (a)	1,159	49,002
		608,279
Food & Staples Retailing - 7.03%
Aeon Co., Ltd. (b)	7,800	102,502
Arcs Co., Ltd. (b)	2,100	40,984
Casey’s General Stores, Inc.	1,693	101,851
Delhaize Group SA (b)	2,195	135,699
Matsumotokiyoshi Holdings Co., Ltd. (b)	1,800	51,966
Migros Ticaret AS (a)(b)	3,741	38,277
Safeway, Inc.	4,814	113,899
Wal-Mart Stores, Inc.	1,516	112,927
		698,105

Gas Utilities - 0.68%
Osaka Gas Co., Ltd. (b)	16,000	$67,559

Household Durables - 0.70%
Helen of Troy, Ltd. (a)(b)	1,262	48,423
TCL Multimedia Technology Holdings, Ltd. (b)	36,000	21,072
		69,495
Insurance - 16.86%
Ageas (b)	1,575	55,264
Allianz SE (b)	687	100,275
Allstate Corp.	1,521	73,190
American International Group, Inc. (a)	2,507	112,063
Assurant, Inc.	1,138	57,936
Baloise Holding AG (b)	602	58,469
Catlin Group, Ltd. (b)	5,485	41,674
Endurance Specialty Holdings, Ltd. (b)	1,117	57,470
Everest Re Group, Ltd. (b)	774	99,273
Genworth Financial, Inc. - Class A (a)	7,673	87,549
Gjensidige Forsikring ASA (b)	3,010	44,344
Hannover Rueckversicherung SE (b)	1,360	97,793
Liberty Holdings, Ltd. (b)	3,648	44,189
Montpelier Re Holdings, Ltd. (b)	1,822	45,568
Muenchener Rueckversicherungs AG (b)	573	105,267
PartnerRe, Ltd. (b)	1,078	97,624
Platinum Underwriters Holdings, Ltd. (b)	855	48,923
Powszechny Zaklad Ubezpieczen SA (b)	374	46,082
SCOR SE (b)	3,244	99,566
Swiss Re AG (b)	1,298	96,572
Talanx AG (b)	1,485	46,817
Topdanmark A/S (a)(b)	1,892	48,154
Validus Holdings, Ltd. (b)	2,447	88,386
Vienna Insurance Group AG Wiener Versicherung Gruppe (b)	489	22,684
		1,675,132
Media - 9.70%
Aimia, Inc. (b)	1,621	24,260
CBS Corp. - Class B	1,254	61,283
CyberAgent, Inc. (b)	13	24,893
DIRECTV (a)	895	55,150
Hakuhodo DY Holdings, Inc. (b)	610	42,724
Havas SA (b)	4,156	26,643
Interpublic Group of Cos, Inc.	9,075	132,041
ITV PLC (b)	30,070	64,111
Liberty Media Corp. - Class A (a)	378	47,915
Metropole Television SA (b)	3,068	49,366
Omnicom Group, Inc.	2,090	131,398
Publicis Groupe SA (b)	1,438	102,413
REA Group, Ltd. (b)	799	20,135
Starz - Class A (a)	378	8,354
TV Asahi Corp. (b)	3,200	69,183
WPP PLC - ADR	1,218	104,005
		963,874

Oil, Gas & Consumable Fuels - 4.16%
Bangchak Petroleum PCL (b)	29,200	$32,325
Delek US Holdings, Inc.	1,088	31,313
HollyFrontier Corp.	1,143	48,897
Marathon Petroleum Corp.	972	69,070
Parkland Fuel Corp. (b)	1,477	24,071
Phillips 66	1,190	70,103
Tesoro Corp.	893	46,722
Valero Energy Corp.	1,766	61,404
Western Refining, Inc.	1,041	29,221
		413,126
Paper & Forest Products - 4.12%
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	116,000	2,243
Domtar Corp. (b)	1,444	96,026
Hokuetsu Kishu Paper Co., Ltd. (b)	11,500	49,038
KapStone Paper and Packaging Corp.	1,744	70,074
Norbord, Inc. (b)	1,494	43,228
Resolute Forest Products, Inc. (a)(b)	1,810	23,838
Schweitzer-Mauduit International, Inc.	2,509	125,149
		409,596
Real Estate Management & Development - 0.41%
Beijing Capital Land, Ltd. (b)	52,000	18,888
Brasil Brokers Participacoes SA (b)	7,600	22,378
		41,266
Road & Rail - 6.17%
AMERCO	321	51,970
Canadian National Railway Co. (b)	967	94,060
CSX Corp.	4,292	99,531
DSV A/S (b)	1,843	44,896
Norfolk Southern Corp.	1,064	77,300
Ryder System, Inc.	726	44,133
Stagecoach Group PLC (b)	10,532	50,470
TransForce, Inc. (b)	979	19,129
Union Pacific Corp.	519	80,071
Werner Enterprises, Inc.	2,127	51,410
		612,970
Semiconductors & Semiconductor Equipment - 5.21%
Cirrus Logic, Inc. (a)	2,077	36,057
CSR PLC (b)	3,668	30,057
Iljin Display Co., Ltd. (b)	1,900	26,887
Intel Corp.	4,341	105,139
Magnachip Semiconductor Corp. (a)(b)	1,905	34,804
NVIDIA Corp.	5,283	74,121
Radiant Opto-Electronics Corp. (b)	7,000	22,832
Samsung Electronics Co., Ltd. (b)	79	92,337
Sigurd Microelectronics Corp. (b)	28,000	22,612
Spreadtrum Communications, Inc. - ADR	2,789	73,211
		518,057
Wireless Telecommunication Services - 0.99%
DiGi.Com Bhd (b)	32	48
Freenet AG (b)	2,307	50,302
T-Mobile US, Inc. (a)	1,939	48,107
		98,457
TOTAL COMMON STOCKS (Cost $8,707,980)		$9,767,363

PREFERRED STOCKS - 1.80%
Automobiles - 0.74%
Porsche Automobil Holding SE (b)	954	$73,670

Containers & Packaging - 0.38%
Klabin SA (b)	7,600	37,330

Media - 0.68%
ProSiebenSat.1 Media AG (b)	1,571	67,380
TOTAL PREFERRED STOCKS (Cost $160,943)		$178,380

SHORT-TERM INVESTMENTS - 0.10%
Money Market Funds - 0.10%
Fidelity Institutional Money Market Funds - Government Portfolio
0.01% (c)	9,693	$9,693
TOTAL SHORT-TERM INVESTMENTS (Cost $9,693)		$9,693

Total Investments (Cost $8,878,616) - 100.22%		$9,955,436
Liabilities in Excess of Other Assets - (0.22)%		(21,651)
TOTAL NET ASSETS - 100.00%		$9,933,785

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2013.
(d)	Illiquid security. The market value of these securities total $2,243, which represent 0.02% of total net assets.
(e)	The security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. due to a halt in trading of the security on January 26, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

		Percentage
	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
June 30, 2013
Australian Dollar	$20,135	0.20%
Brazilian Real	59,708	0.60
British Pound	355,662	3.57
Canadian Dollar	138,200	1.39
Danish Kroner	175,090	1.76
Euro	1,480,076	14.87
Hong Kong Dollar	167,920	1.69
Japanese Yen	740,139	7.43
Malaysian Ringgit	37,478	0.38
New Taiwan Dollar	147,059	1.48
New Turkish Lira	38,277	0.38
Norwegian Krone	44,344	0.45
Polish Zloty	46,081	0.46
South African Rand	44,189	0.44
South Korea Won	347,171	3.49
Swedish Krona	144,281	1.45
Swiss Franc	155,041	1.56
Thai Baht	32,325	0.32
US Dollar	5,782,260	58.08
Total Investments	$9,955,436	100.00%

		Percentage
	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
June 30, 2013
Australia	$20,135	0.20%
Austria	22,684	0.23
Belgium	190,963	1.92
Bermuda	527,341	5.30
Brazil	59,708	0.60
Britain	417,992	4.20
Canada	451,832	4.54
China	182,069	1.83
Denmark	175,090	1.76
France	417,244	4.19
Germany	753,756	7.57
Hong Kong	59,062	0.59
India	39,989	0.40
Ireland	131,002	1.32
Italy	35,536	0.36
Japan	740,139	7.43
Malaysia	37,478	0.38
Norway	44,344	0.45
Panama	68,838	0.69
Poland	46,081	0.46
South Africa	44,189	0.44
South Korea	381,974	3.84
Sweden	144,281	1.45
Switzerland	155,041	1.56
Taiwan	147,059	1.48
Thailand	32,325	0.32
Turkey	38,277	0.38
United States	4,591,007	46.11
Total Investments	$9,955,436	100.00%

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

Leuthold Global Industries Fund
Cost of investments	$8,920,280
Gross unrealized appreciation	$1,340,267
Gross unrealized depreciation	(305,111)
Net unrealized appreciation	$1,035,156

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2013
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2013:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$6,001,314	$3,763,806	$2,243	$9,767,363
Preferred Stocks	37,330	141,050	–	178,380
Money Market Funds	9,693	–	–	9,693

Total Investments in Securities	$6,048,337	$3,904,856	$2,243	$9,955,436

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  There were transfers from Level 2 to Level 1 in the amount of $37,430 during the nine month period ended June 30, 2013.  The transfers were due to the adjustment of fair value of certain securities due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities at Fair Value
Balance as of September 30, 2012	$2,244
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	(1)
Purchases	–
Sales	–
Transfer in and/or out of Level 3	–
Balance as of June 30, 2013	$2,243

Change in unrealized appreciation (depreciation) during the period ended for Level 3 investments held at June 30, 2013:	$(1)

The security is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011.  The security is valued at fair value as determined in good faith by the Directors.  The Adviser submits a report to the Directors setting forth the factors considered in determining the price.  The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95.  Significant changes in the discount rate may result in a change in fair value measurement.  For the duration of the period the discount was 95%.

Grizzly Short Fund
Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 3.99%
Money Market Funds - 3.99%
Fidelity Institutional Money Market Funds - Government Portfolio
0.01% (a)	3,527,319	$3,527,319
TOTAL SHORT-TERM INVESTMENTS (Cost $3,527,319)		$3,527,319

Total Investments (Cost $3,527,319) - 3.99%		$3,527,319
Other Assets in Excess of Liabilities - 96.01% (b)		84,932,431
TOTAL NET ASSETS - 100.00%		$88,459,750

Percentages are stated as a percent of net assets.
(a)	The rate quoted is the annualized seven-day yield as of June 30, 2013.
(b)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Grizzly Short Fund
Schedule of Securities Sold Short - (a)
June 30, 2013 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 93.85%
Air Freight & Logistics - 3.63%
Expeditors International of Washington, Inc.	34,592	$1,314,842
United Parcel Service, Inc. - Class B	16,458	1,423,288
UTI Worldwide, Inc.	28,768	473,809
		3,211,939
Beverages - 1.55%
Monster Beverage Corp.	22,547	1,370,181

Capital Markets - 1.68%
E*TRADE Financial Corp.	117,235	1,484,195

Chemicals - 2.02%
Cabot Corp.	23,826	891,569
Scotts Miracle-Gro Co. - Class A	18,576	897,406
		1,788,975
Commercial Banks - 2.61%
Commerce Bancshares, Inc.	20,914	911,014
First Horizon National Corp.	124,471	1,394,075
		2,305,089
Commercial Services & Supplies - 3.18%
Clean Harbors, Inc.	15,664	791,502
Iron Mountain, Inc.	37,857	1,007,375
Waste Connections, Inc.	24,709	1,016,528
		2,815,405
Communications Equipment - 2.71%
Palo Alto Networks, Inc.	25,459	1,073,351
Riverbed Technology, Inc.	84,848	1,320,235
		2,393,586
Computers & Peripherals - 3.14%
Diebold, Inc.	42,667	1,437,451
Stratasys, Ltd.	16,017	1,341,264
		2,778,715
Diversified Consumer Services - 1.49%
Sotheby’s	34,769	1,318,093

Diversified Telecommunication Services - 3.04%
Level 3 Communications, Inc.	58,551	1,234,255
TW Telecom, Inc.	51,624	1,452,699
		2,686,954
Electric Utilities - 1.30%
FirstEnergy Corp.	30,842	1,151,640

Energy Equipment & Services - 2.12%
SEACOR Holdings, Inc.	5,515	458,021
Weatherford International, Ltd.(b)	103,689	1,420,539
		1,878,560
Food Staples & Retailing - 1.56%
Fresh Market, Inc.	27,753	1,379,879

Gas Utilities - 0.76%
Piedmont Natural Gas Co., Inc.	19,988	$674,395

Health Care Equipment & Supplies - 3.35%
Align Technology, Inc.	35,254	1,305,808
Haemonetics Corp.	10,634	439,716
HeartWare International, Inc.	4,942	470,034
Volcano Corp.	41,431	751,144
		2,966,702
Health Care Technology - 2.87%
Athenahealth, Inc.	13,810	1,169,983
Cerner Corp.	14,296	1,373,703
		2,543,686
Hotels, Restaurants & Leisure - 4.32%
BJ’s Restaurants, Inc.	13,413	497,622
Hyatt Hotels Corp. - Class A	20,870	842,313
MGM Resorts International	85,157	1,258,621
Penn National Gaming, Inc.	23,120	1,222,123
		3,820,679
Independent Power Producers & Energy Traders - 1.52%
Calpine Corp.	63,316	1,344,199

Internet Software & Services - 2.90%
Facebook, Inc. - Class A	53,830	1,338,214
Rackspace Hosting, Inc.	32,298	1,223,771
		2,561,985
Machinery - 4.32%
Navistar International Corp.	39,755	1,103,599
Pentair, Ltd. (b)	26,650	1,537,438
SPX Corp.	16,370	1,178,313
		3,819,350
Metals & Mining - 4.11%
Carpenter Technology Corp.	19,635	884,950
Rio Tinto PLC - ADR	32,916	1,352,189
Turquoise Hill Resources, Ltd.(b)	69,008	409,217
United States Steel Corp.	56,566	991,602
		3,637,958
Multiline Retail - 1.44%
JC Penney Co., Inc.	74,612	1,274,373

Oil, Gas & Consumable Fuels - 15.02%
Cameco Corp. (b)	60,140	1,242,492
CONSOL Energy, Inc.	37,637	1,019,963
Encana Corp. (b)	79,465	1,346,137
EXCO Resources, Inc.	161,534	1,234,120
Halcon Resources Corp.	103,189	585,082
Kinder Morgan, Inc.	35,740	1,363,481
Laredo Petroleum Holdings, Inc.	23,694	487,149
Peabody Energy Corp.	66,449	972,813
Talisman Energy, Inc. (b)	112,778	1,289,053
Teekay Corp. (b)	13,678	555,737
Ultra Petroleum Corp.	40,814	808,933
Williams Companies, Inc.	36,622	1,189,116
WPX Energy, Inc.	63,184	1,196,705
		13,290,781

Professional Services - 0.53%
Advisory Board Co.	8,560	$467,804

Real Estate Investment Trusts (REITs) - 3.46%
Colonial Properties Trust	20,208	487,417
Digital Realty Trust, Inc.	19,679	1,200,419
Equity Residential	23,606	1,370,564
		3,058,400
Real Estate Management & Development - 1.40%
Brookfield Office Properties, Inc.	74,303	1,239,374

Semiconductors & Semiconductor Equipment - 3.22%
Cypress Semiconductor Corp.	132,148	1,417,948
Microchip Technology, Inc.	38,299	1,426,638
		2,844,586
Software - 8.23%
Concur Technologies, Inc.	16,061	1,307,044
Jive Software, Inc.	55,860	1,014,976
MicroStrategy, Inc. - Class A	10,501	913,167
QLIK Technologies, Inc.	46,020	1,300,986
ServiceNow, Inc.	31,724	1,281,332
Sourcefire, Inc.	26,385	1,465,687
		7,283,192
Specialty Retail - 1.62%
Select Comfort Corp.	57,227	1,434,109

Textiles, Apparel & Luxury Goods - 2.62%
Lululemon Athletica, Inc. (b)	15,752	1,032,071
Under Armour, Inc. - Class A	21,488	1,283,049
		2,315,120
Trading Companies & Distributors - 0.53%
Watsco, Inc.	5,604	470,512

Wireless Telecommunication Services - 1.60%
SBA Communications Corp. - Class A	19,061	1,412,801
TOTAL COMMON STOCKS (Proceeds $84,658,808)		$83,023,217

INVESTMENT COMPANIES - 4.60%
Exchange Traded Funds - 4.60%
SPDR Dow Jones Industrial Average ETF Trust	27,313	$4,064,175
TOTAL INVESTMENT COMPANIES (Proceeds $4,175,765)		$4,064,175

TOTAL SECURITIES SOLD SHORT
(Proceeds $88,834,573) - 98.45%		$87,087,392

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
(a)	All securities sold short are non-income producing.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

Grizzly Short Fund
Cost of investments	$3,527,319
Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation	$–

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2013
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2013:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Money Market Funds	$3,527,319	$–	$–	$3,527,319

Total Investments in Securities	$3,527,319	$–	$–	$3,527,319

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks - Short	$83,023,217	$–	$–	$83,023,217
Exchange Traded Funds - Short	4,064,175	–	–	4,064,175

Total Securities Sold Short	$87,087,392	$–	$–	$87,087,392

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Leuthold Funds, Inc.

By (Signature and Title)	/s/ John Mueller
John Mueller, President

Date	8/29/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Mueller
John Mueller, President

Date	8/29/2013

By (Signature and Title)*	/s/ Holly J. Weiss
Holly J. Weiss, Treasurer

Date	8/29/2013

* Print the name and title of each signing officer under his or her signature.